                                                     GATEWAY
                                                       FUND
                                               ---------------------
                                                SEMI-ANNUAL REPORT
                                                  JUNE 30, 2001
                                                   (UNAUDITED)






    THE
  GATEWAY
   TRUST
----------------
P. O. BOX 5211
CINCINNATI, OH  45201-5211
800.354.6339

                                  GATEWAY FUND
                    TOTAL RETURNS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         AVERAGE ANNUAL TOTAL RETURN
                                              --------------------------------------------------

                                              One     Three     Five      Ten    Since Inception   Price
                                              Year    Years     Years    Years     on 12/7/77    Per Share
                                              ----    -----     -----    -----     ----------    ---------

GATEWAY FUND                                 (1.02%)   7.49%      9.59%     9.10%     10.15%        $22.62

Salomon Broad Investment-Grade
   Medium-Term (1-10) Index                  11.17     6.58       7.26      7.51

S&P 500 Index                               (14.82)    3.89      14.47     15.09



                                                            CUMULATIVE TOTAL RETURN
                                              --------------------------------------------------

                                               One    Three     Five        Ten   Since Inception
                                               Year   Years     Years      Years     on 12/7/77
                                               ----   -----     -----      -----     ----------

GATEWAY FUND                                 (1.02%)  24.20%     58.10%   138.89%     875.12%

Salomon Broad Investment-Grade
   Medium-Term (1-10) Index                  11.17    21.08      42.00    106.30


         S&P 500 Index                      (14.82)   12.14      96.57    307.67










   Data sources throughout this report: Gateway Investment Advisers, L.P. and
                                   TowersData

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

      This report must be preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                               Chairman's Letter
--------------------------------------------------------------------------------

Dear Shareholder:

The first half of 2001 was a turbulent time for financial market investors. With business conditions and corporate profits declining rapidly, the Federal Reserve Board was motivated to sharply reduce interest rates to reinvigorate the economy. Investors sold stocks relentlessly in the first quarter, only to reverse course in the second quarter as a result of the Federal Reserve Board's policy action.

Portfolio manager Patrick Rogers and his associates worked hard to smooth out a period of very high volatility. Please read Patrick's comments on the following pages for a complete review of the first half results and the environment in which they were obtained.

Despite a very difficult economic and financial market environment, your Fund's assets grew from $1.491 million on December 31, 2000 to $1.528 million at June 30, 2001. Investors have continued to show a preference for the low risk exposure consistently exhibited by the Gateway Fund. In times of great market uncertainty, Gateway's low volatility provides welcome assurance to a wide variety of investors.

We encourage you to visit the Fund's website at www.gatewayfund.com. The site provides general information on the Fund, including daily prices and performance information. We hope you find it informative.

Cordially,
/s/ Walter G. Sall
Walter G. Sall
Chairman

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                           Portfolio Manager's Report
--------------------------------------------------------------------------------

The past eighteen months have been the most difficult period for investing in the equity markets since the Gateway Fund's inception in December 1977. For the first time since 1973-1974, and only the fifth time in recorded history (since
1928), the broad equity markets sold off for four or more consecutive quarters, reaching a climax in the first quarter of this year.

Although Gateway has never attempted to outguess the market, the strength of our strategy is founded upon a view that equities will outperform other asset classes over the long run. Downdrafts are never pleasant for participants in the market and although we greatly reduce the volatility, Gateway is a player -- not a spectator. Relentlessly declining markets pose a very stern test of the Fund's ability to protect capital. Nevertheless, your investment in the Gateway Fund held up extremely well, declining only 1.02% over the past twelve months during a period when the S&P 500 Index fell 14.82%.

--------------------------------------------------------------------------------
                          QUARTERLY PERFORMANCE - 2001
--------------------------------------------------------------------------------
                                                               SALOMON BROAD
                             GATEWAY                           INVESTMENT-GRADE
                               FUND             S&P 500          MEDIUM-TERM
                             (GATEX)            INDEX           (1-10) INDEX
--------------------------------------------------------------------------------
1st  quarter                 (4.32%)            (11.85%)           3.16%
--------------------------------------------------------------------------------
2nd quarter                  3.15%              5.85%              0.77%
--------------------------------------------------------------------------------
2001 YEAR-TO-DATE            (1.31%)            (6.69%)            3.95%
--------------------------------------------------------------------------------


                               FIRST QUARTER 2001
The bear (grizzly, ursus horribilis) continued to devour wounded investors during the first quarter of 2001, providing a real stress test for hedged equity portfolios. With the S&P 500 Index down 11.85%, the Gateway Fund declined 4.32%. Actively managed hedging transactions in both index put and call options provided the profits to offset approximately two-thirds of the market's sharp decline.

                               SECOND QUARTER 2001
For the quarter, the impact of three Federal Reserve Board interest rate cuts overwhelmed the drag effect of disappointing corporate profits, pushing the S&P 500 up 5.85%. On balance, investors were heartened by the stock market snapping its four-quarter losing streak, even if continuing

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                           Portfolio Manager's Report
--------------------------------------------------------------------------------

upward momentum has yet to develop. With the stock market arresting its decline, the Gateway Fund was able to return to positive returns for the quarter. After two quarters (the fourth quarter of 2000 and the first quarter of 2001) of surrendering all of its hedging cash inflow to offset declining stock values, the Gateway Fund delivered a solid return of 3.15%. The return accrued primarily from attractive cash flows from options. Bonds had apparently discounted the Federal Reserve Board interest rate cuts in their earlier rally as the yield curve steepened. As represented by the Salomon Broad Investment-Grade Medium-Term (1-10) Index, bonds eked out a total return of 0.77%, less than the average coupon.

                              OPPORTUNITIES ABOUND
Looking backward can sometimes help looking forward. Over the three-year period ended June 30, 2001, the Gateway Fund has outperformed other asset classes. The Fund has averaged 7.49% during this difficult three-year period. Bonds, as represented by the Salomon Broad Investment-Grade Medium-Term (1-10) Index, are next best, averaging 6.58%. Stocks, as represented by the S&P 500 Index, have suffered through an average return of 3.89%. Money market rates have averaged 4.82%. Therefore, no static combination of stocks, bonds and/or cash would have done better than the Gateway Fund, no matter how much or how little risk exposure an investor experienced.

Going forward, many of our investors hope that stocks will recover. Moreover, most hope to avoid the 1999 debacle in the bond market. However, Gateway investors can take comfort in the Fund's ability to ride out turbulence, which more drastically impacts most other assets.

With premium levels at or above historic levels, interest rates nearing all-time lows and equity markets lacking the stimulus for explosive growth, the Fund avails itself as a very attractive, time-tested alternative.


/s/ Patrick Rogers
Patrick Rogers, CFA
Portfolio Manager

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                           Portfolio Manager's Report
--------------------------------------------------------------------------------

                                    [GRAPH]

                         GROWTH OF A $10,000 INVESTMENT
                          July 1, 1991 - June 30, 2001


-------------------------------------------------------------------
         GATEWAY FUND           SALOMON              S&P 500 Index
                                BROAD
                                INVESTMENT-GRADE
                                MEDIUM-TERM
                                (1-10) INDEX
-------------------------------------------------------------------
            $10,000.00            $10,000.00            $10,000.00
-------------------------------------------------------------------
            $10,373.90            $10,117.00            $10,434.00
-------------------------------------------------------------------
            $10,535.19            $10,180.74            $11,178.99
-------------------------------------------------------------------
            $10,637.38            $10,256.07            $11,449.74
-------------------------------------------------------------------
            $10,666.85            $10,371.97            $11,476.88
-------------------------------------------------------------------
            $10,873.11            $10,444.57            $11,970.38
-------------------------------------------------------------------
            $10,814.25            $10,459.19            $11,422.02
-------------------------------------------------------------------
            $11,028.91            $10,601.44            $11,954.40
-------------------------------------------------------------------
            $11,221.36            $10,795.45            $12,236.53
-------------------------------------------------------------------
            $11,287.56            $10,994.08            $12,031.81
-------------------------------------------------------------------
            $11,451.23            $11,131.51            $12,193.52
-------------------------------------------------------------------
            $11,295.50            $11,242.82            $11,703.34
-------------------------------------------------------------------
            $11,778.94            $11,504.78            $13,039.86
-------------------------------------------------------------------
            $11,755.74            $11,396.64            $12,796.92
-------------------------------------------------------------------
            $11,887.17            $11,466.16            $12,962.01
-------------------------------------------------------------------
            $11,832.49            $11,418.00            $12,710.54
-------------------------------------------------------------------
            $12,026.54            $11,525.33            $13,082.96
-------------------------------------------------------------------
            $12,065.39            $11,712.04            $13,147.33
-------------------------------------------------------------------
            $12,049.70            $11,876.01            $12,951.70
-------------------------------------------------------------------
            $12,220.81            $12,054.15            $13,480.13
-------------------------------------------------------------------
            $12,220.81            $12,197.59            $13,205.13
-------------------------------------------------------------------
            $12,213.48            $12,336.64            $13,360.29
-------------------------------------------------------------------
            $12,291.64            $12,198.47            $13,405.72
-------------------------------------------------------------------
            $12,472.33            $12,185.05            $13,861.51
-------------------------------------------------------------------
            $12,385.02            $12,342.24            $14,031.59
-------------------------------------------------------------------
            $12,521.26            $12,561.93            $14,148.90
-------------------------------------------------------------------
            $12,617.67            $12,723.98            $14,341.75
-------------------------------------------------------------------
            $12,577.80            $12,783.78            $14,644.36
-------------------------------------------------------------------
            $12,601.82            $12,884.78            $14,290.40
-------------------------------------------------------------------
            $12,730.11            $12,884.78            $14,671.96
-------------------------------------------------------------------
            $12,802.29            $13,060.01            $14,714.95
-------------------------------------------------------------------
            $12,874.75            $13,101.80            $14,655.79
-------------------------------------------------------------------
            $13,052.04            $13,251.16            $15,211.83
-------------------------------------------------------------------
            $12,995.65            $13,293.57            $15,095.16
-------------------------------------------------------------------
            $13,117.03            $13,325.47            $15,407.48
-------------------------------------------------------------------
            $13,165.56            $13,272.17            $15,260.64
-------------------------------------------------------------------
            $13,302.49            $13,349.15            $15,445.14
-------------------------------------------------------------------
            $13,529.09            $13,491.98            $15,970.28
-------------------------------------------------------------------
            $13,403.20            $13,342.22            $15,537.48
-------------------------------------------------------------------
            $12,958.38            $13,078.05            $14,861.60
-------------------------------------------------------------------
            $13,076.42            $12,993.04            $15,052.13
-------------------------------------------------------------------
            $13,337.78            $13,017.73            $15,297.48
-------------------------------------------------------------------
            $13,135.43            $13,008.61            $14,922.54
-------------------------------------------------------------------
            $13,508.07            $13,212.85            $15,412.59
-------------------------------------------------------------------
            $13,728.26            $13,249.84            $16,042.97
-------------------------------------------------------------------
            $13,736.73            $13,109.40            $15,651.52
-------------------------------------------------------------------
            $13,966.39            $13,108.08            $16,002.11
-------------------------------------------------------------------
            $13,728.23            $13,050.41            $15,419.32
-------------------------------------------------------------------
            $14,042.94            $13,123.49            $15,647.99
-------------------------------------------------------------------
            $14,278.80            $13,375.46            $16,053.74
-------------------------------------------------------------------
            $14,487.45            $13,669.72            $16,678.23
-------------------------------------------------------------------
            $14,632.60            $13,740.81            $17,170.40
-------------------------------------------------------------------
            $14,751.04            $13,913.94            $17,675.21
-------------------------------------------------------------------
            $14,851.35            $14,346.66            $18,380.45
-------------------------------------------------------------------
            $14,906.30            $14,435.61            $18,807.43
-------------------------------------------------------------------
            $14,997.81            $14,448.60            $19,429.96
-------------------------------------------------------------------
            $15,071.01            $14,577.20            $19,478.73
-------------------------------------------------------------------
            $15,235.74            $14,686.53            $20,300.73
-------------------------------------------------------------------
            $15,281.69            $14,842.20            $20,228.26
-------------------------------------------------------------------
            $15,493.03            $15,033.67            $21,114.25
-------------------------------------------------------------------
            $15,593.27            $15,199.04            $21,520.91
-------------------------------------------------------------------
            $15,796.14            $15,328.23            $22,253.49
-------------------------------------------------------------------
            $15,740.85            $15,173.41            $22,459.78
-------------------------------------------------------------------
            $15,860.80            $15,102.10            $22,676.06
-------------------------------------------------------------------
            $16,064.29            $15,034.14            $23,010.31
-------------------------------------------------------------------
            $16,203.09            $15,026.62            $23,601.67
-------------------------------------------------------------------
            $16,341.79            $15,197.93            $23,691.60
-------------------------------------------------------------------
            $16,082.12            $15,248.08            $22,644.90
-------------------------------------------------------------------
            $16,304.69            $15,258.75            $23,122.48
-------------------------------------------------------------------
            $16,684.92            $15,487.63            $24,421.97
-------------------------------------------------------------------
            $16,889.48            $15,774.16            $25,095.52
-------------------------------------------------------------------
            $17,177.78            $15,980.80            $26,990.24
-------------------------------------------------------------------
            $17,235.50            $15,892.90            $26,455.56
-------------------------------------------------------------------
            $17,524.54            $15,986.67            $28,106.39
-------------------------------------------------------------------
            $17,543.11            $16,005.85            $28,328.43
-------------------------------------------------------------------
            $17,441.36            $15,895.41            $27,166.96
-------------------------------------------------------------------
            $17,796.82            $16,095.70            $28,786.11
-------------------------------------------------------------------
            $17,937.06            $16,235.73            $30,536.31
-------------------------------------------------------------------
            $18,180.28            $16,399.71            $31,904.33
-------------------------------------------------------------------
            $18,508.25            $16,724.42            $34,440.73
-------------------------------------------------------------------
            $18,198.98            $16,659.20            $32,511.36
-------------------------------------------------------------------
            $18,751.87            $16,855.78            $34,289.73
-------------------------------------------------------------------
            $18,460.84            $17,037.82            $33,143.08
-------------------------------------------------------------------
            $19,071.15            $17,083.82            $34,677.27
-------------------------------------------------------------------
            $19,364.09            $17,230.74            $35,272.68
-------------------------------------------------------------------
            $19,672.36            $17,435.79            $35,660.68
-------------------------------------------------------------------
            $19,959.97            $17,442.76            $38,232.53
-------------------------------------------------------------------
            $20,155.18            $17,510.79            $40,190.42
-------------------------------------------------------------------
            $20,360.96            $17,600.10            $40,594.74
-------------------------------------------------------------------
            $20,494.74            $17,726.82            $39,896.91
-------------------------------------------------------------------
            $20,803.39            $17,826.09            $41,517.52
-------------------------------------------------------------------
            $20,762.20            $17,900.96            $41,077.44
-------------------------------------------------------------------
            $19,711.21            $18,128.30            $35,145.86
-------------------------------------------------------------------
            $20,277.91            $18,483.61            $37,397.30
-------------------------------------------------------------------
            $20,979.73            $18,470.67            $40,439.20
-------------------------------------------------------------------
            $21,556.67            $18,503.92            $42,890.22
-------------------------------------------------------------------
            $21,737.96            $18,587.19            $45,361.55
-------------------------------------------------------------------
            $22,098.81            $18,704.29            $47,258.57
-------------------------------------------------------------------
            $22,129.75            $18,507.89            $45,789.77
-------------------------------------------------------------------
            $22,564.16            $18,646.70            $47,621.82
-------------------------------------------------------------------
            $22,936.92            $18,721.29            $49,466.22
-------------------------------------------------------------------
            $23,030.04            $18,580.88            $48,298.32
-------------------------------------------------------------------
            $23,433.99            $18,567.87            $50,978.88
-------------------------------------------------------------------
            $23,278.62            $18,508.46            $49,388.33
-------------------------------------------------------------------
            $23,402.93            $18,512.16            $49,141.39
-------------------------------------------------------------------
            $23,434.06            $18,743.56            $47,794.43
-------------------------------------------------------------------
            $23,993.19            $18,803.54            $50,818.86
-------------------------------------------------------------------
            $24,252.08            $18,827.98            $51,852.01
-------------------------------------------------------------------
            $24,555.47            $18,773.38            $54,906.09
-------------------------------------------------------------------
            $24,668.43            $18,675.76            $52,149.80
-------------------------------------------------------------------
            $24,762.17            $18,849.44            $51,164.17
-------------------------------------------------------------------
            $25,373.79            $19,045.48            $56,168.03
-------------------------------------------------------------------
            $25,467.68            $19,026.43            $54,477.37
-------------------------------------------------------------------
            $25,561.91            $19,045.46            $53,360.58
-------------------------------------------------------------------
            $26,101.26            $19,413.04            $54,678.59
-------------------------------------------------------------------
            $26,069.94            $19,550.87            $53,825.60
-------------------------------------------------------------------
            $26,919.82            $19,810.90            $57,168.17
-------------------------------------------------------------------
            $26,701.77            $20,007.02            $54,149.70
-------------------------------------------------------------------
            $26,482.82            $20,119.06            $53,922.27
-------------------------------------------------------------------
            $25,995.53            $20,402.74            $49,673.19
-------------------------------------------------------------------
            $26,177.50            $20,761.83            $49,916.59
-------------------------------------------------------------------


            ---------------------------------------------------------
                                  GATEWAY FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                              AS OF JUNE 30, 2001
            ---------------------------------------------------------
                One Year                                (1.02%)
            ---------------------------------------------------------
                Five Years                               9.59%
            ---------------------------------------------------------
                Ten Years                                9.10%
            ---------------------------------------------------------

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

      Shares                                                      Value (000's)
      ------                                                      -------------
                COMMON STOCKS - 96.2%
                CONSUMER DISCRETIONARY - 12.7%
       8,300    American Greetings Corporation - Class A             $      91
     578,550    AOL Time Warner Inc. *                                  30,663
      15,800    AutoZone, Inc. *                                           593
      37,800    Bed Bath & Beyond Inc. *                                 1,179
      27,700    Best Buy Co., Inc. *                                     1,760
      15,500    Big Lots, Inc. *                                           212
      10,900    Black & Decker Corporation                                 430
      35,700    BroadVision, Inc. *                                        179
      11,700    Brunswick Corporation                                      281
      77,500    Carnival Corporation                                     2,379
       8,100    Centex Corporation                                         330
      27,400    Circuit City Stores - Circuit City Group                   493
      77,600    Clear Channel Communications, Inc. *                     4,866
     125,700    Comcast Corporation - Class A *                          5,455
       9,600    Cooper Tire & Rubber Company                               136
      59,300    Costco Wholesale Corporation *                           2,436
      20,000    Dana Corporation                                           467
      16,500    Darden Restaurants, Inc.                                   460
      73,893    Delphi Automotive Systems Corporation                    1,177
      11,800    Dillard's, Inc. - Class A                                  180
      44,125    Dollar General Corporation                                 860
      11,700    Dow Jones & Company, Inc.                                  699
      40,700    Eastman Kodak Company                                    1,900
      26,400    Federated Department Stores, Inc. *                      1,122
     248,913    Ford Motor Company                                       6,111
      21,000    Fortune Brands, Inc.                                       806
      35,000    Gannett Co., Inc.                                        2,307
     113,450    Gap, Inc.                                                3,290
      73,200    General Motors Corporation                               4,710
      21,800    Goodyear Tire & Rubber Company                             610
       9,700    Harcourt General, Inc.                                     564
      40,800    Harley-Davidson, Inc.                                    1,921
      16,100    Harrah's Entertainment, Inc. *                             568
      23,300    Hasbro, Inc.                                               337
      49,200    Hilton Hotels Corporation                                  571
     310,450    Home Depot, Inc.                                        14,452
      41,700    Interpublic Group of Companies, Inc.                     1,224
      34,800    J. C. Penney Company, Inc.                                 917


                 See accompanying notes to financial statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

      Shares    CONSUMER DISCRETIONARY (CONTINUED)                 Value (000's)
     -------    ----------------------------------                 -------------
      11,600    Johnson Controls, Inc.                               $     841
       5,900    KB HOME                                                    178
      64,600    Kmart Corporation *                                        741
       9,700    Knight-Ridder, Inc.                                        575
      44,000    Kohl's Corporation *                                     2,760
      26,100    Leggett & Platt, Incorporated                              575
      56,100    Limited, Inc.                                              927
       7,100    Liz Claiborne Inc.                                         358
      50,600    Lowe's Companies, Inc.                                   3,671
      32,200    Marriott International, Inc. - Class A                   1,524
      56,300    Mattel, Inc.                                             1,065
      39,900    May Department Stores Company                            1,367
      10,300    Maytag Corporation                                         301
     175,300    McDonald's Corporation                                   4,744
      26,000    McGraw-Hill Companies, Inc.                              1,720
       6,400    Meredith Corporation                                       229
      22,100    New York Times Company - Class A                           928
      35,500    Newell Rubbermaid Inc.                                     891
      36,000    NIKE, Inc. - Class B                                     1,512
      18,300    Nordstrom, Inc.                                            340
      40,400    Office Depot, Inc. *                                       419
      23,900    Omnicom Group Inc.                                       2,055
       5,600    Pulte Homes, Inc.                                          239
      25,200    RadioShack Corporation                                     769
       7,800    Reebok International Ltd. *                                249
      44,400    Sears, Roebuck and Co.                                   1,879
      21,800    Sherwin-Williams Company                                   484
       7,500    Snap-on Incorporated                                       181
      11,600    Stanley Works                                              486
      59,900    Staples, Inc. *                                            958
      49,800    Starbucks Corporation *                                  1,145
      25,700    Starwood Hotels & Resorts Worldwide, Inc.                  958
     120,500    Target Corporation                                       4,169
      19,700    Tiffany & Co.                                              714
      37,000    TJX Companies, Inc.                                      1,179
      26,200    Toys R Us, Inc. *                                          648
      41,000    Tribune Company                                          1,640
      19,800    Tricon Global Restaurants, Inc. *                          869
      17,100    TRW Inc.                                                   701


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

      Shares                                                      Value (000's)
      ------                                                      -------------

                CONSUMER DISCRETIONARY (CONTINUED)
       7,900    Tupperware Corporation                               $     185
      27,600    Univision Communications Inc. - Class A *                1,181
      15,800    VF Corporation                                             575
     233,541    Viacom Inc. - Class B *                                 12,086
      18,109    Visteon Corp.                                              333
     596,400    Wal-Mart Stores, Inc.                                   29,104
     278,100    Walt Disney Company                                      8,034
      15,800    Wendy's International, Inc.                                404
       8,700    Whirlpool Corporation                                      544
                                                                     ---------
                                                                       194,171

                CONSUMER STAPLES - 7.3%
       5,000    Adolph Coors Company - Class B                             251
       7,700    Alberto-Culver Company - Class B                           324
      53,900    Albertson's, Inc.                                        1,616
     121,200    Anheuser-Busch Companies                                 4,993
      83,977    Archer-Daniels-Midland Company                           1,092
      31,600    Avon Products, Inc.                                      1,462
       9,000    Brown-Forman Corporation - Class B                         575
      55,500    Campbell Soup Company                                    1,429
      31,300    Clorox Company                                           1,060
     333,300    Coca-Cola Company                                       14,999
      55,000    Coca-Cola Enterprises Inc.                                 899
      75,600    Colgate-Palmolive Company                                4,460
      71,700    ConAgra Foods, Inc.                                      1,420
      51,800    CVS Corporation                                          1,999
      37,800    General Mills, Inc.                                      1,655
     140,600    Gillette Company                                         4,076
      46,500    H. J. Heinz Company                                      1,901
      18,800    Hershey Foods Corporation                                1,160
      53,700    Kellogg Company                                          1,557
      71,200    Kimberly-Clark Corporation                               3,980
     109,500    Kroger Co. *                                             2,738
       5,100    Longs Drug Stores Corporation                              110
      19,500    Pepsi Bottling Group, Inc.                                 782
     194,000    PepsiCo, Inc.                                            8,575
     298,700    Philip Morris Companies Inc.                            15,159
     173,800    Procter & Gamble Company                                11,088
      18,100    Quaker Oats Company                                      1,652


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

      Shares                                                      Value (000's)
      ------                                                      -------------

                CONSUMER STAPLES (CONTINUED)
      41,700    Ralston - Ralston Purina Company                     $    1,252
      66,700    Safeway Inc. *                                            3,202
     105,200    Sara Lee Corporation                                      1,993
      17,900    Supervalu, Inc.                                             314
      89,800    SYSCO Corporation                                         2,438
      75,500    Unilever NV - ADR                                         4,498
      22,100    UST Inc.                                                    638
     135,200    Walgreen Co.                                              4,617
      19,300    Winn-Dixie Stores, Inc.                                     504
      29,900    Wm. Wrigley Jr. Company                                   1,401
                                                                     ----------
                                                                        111,869
                                                                     ----------

                ENERGY - 6.7%
      15,300    Allegheny Energy, Inc.                                      738
      11,900    Amerada Hess Corporation                                    962
      33,047    Anadarko Petroleum Corporation                            1,786
      17,000    Apache Corporation                                          863
       9,500    Ashland Inc.                                                381
      44,000    Baker Hughes Incorporated                                 1,474
      28,900    Burlington Resources Inc.                                 1,155
      85,100    Chevron Corporation                                       7,702
      82,500    Conoco Inc. - Class B                                     2,384
      17,700    Devon Energy Corporation                                    929
      43,300    Dynegy Inc. - Class A                                     2,013
      16,100    EOG Resources, Inc.                                         572
     466,016    Exxon Mobil Corporation                                  40,707
      58,600    Halliburton Company                                       2,086
      13,200    Kerr-McGee Corporation                                      875
      15,900    Kinder Morgan, Inc.                                         799
      19,900    Nabors Industries, Inc. *                                   740
      27,154    NiSource Inc.                                               742
      18,600    Noble Drilling Corporation *                                609
      49,200    Occidental Petroleum Corporation                          1,308
      34,000    Phillips Petroleum Company                                1,938
      13,200    Rowan Companies, Inc. *                                     292
     286,000    Royal Dutch Petroleum Company - ADR                      16,665
      75,500    Schlumberger Limited                                      3,975
      11,300    Sunoco, Inc.                                                414
      73,000    Texaco Inc.                                               4,862


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

      Shares                                                      Value (000's)
      ------                                                      -------------

                ENERGY (CONTINUED)
      19,800    Tosco Corporation                                     $     872
      42,580    Transocean Sedco Forex Inc.                               1,756
      32,200    Unocal Corporation                                        1,100
      42,000    USX - Marathon Group                                      1,239
                                                                      ---------
                                                                        101,938
                                                                      ---------

                FINANCIALS - 17.2%
      70,500    AFLAC Incorporated                                        2,220
      98,000    Allstate Corporation                                      4,311
      14,600    Ambac Financial Group, Inc.                                 850
     177,700    American Express Company                                  6,895
      66,800    American General Corporation                              3,103
     311,780    American International Group, Inc.                       26,813
      49,700    AmSouth Bancorporation                                      919
      34,100    Aon Corporation                                           1,193
     219,353    Bank of America Corporation                              13,168
      98,900    Bank of New York Company, Inc.                            4,747
     154,030    Bank One Corporation                                      5,514
      53,000    BB&T Corporation                                          1,945
      14,850    Bear Stearns Companies Inc.                                 876
      26,200    Capital One Financial Corporation                         1,572
     185,500    Charles Schwab Corporation                                2,838
      27,800    Charter One Financial, Inc.                                 887
      23,600    Chubb Corporation                                         1,827
      21,900    Cincinnati Financial Corporation                            865
     670,165    Citigroup Inc.                                           35,412
      23,900    Comerica Incorporated                                     1,377
      43,600    Conseco, Inc.                                               595
      15,900    Countrywide Credit Industries, Inc.                         729
     133,800    Fannie Mae                                               11,393
      75,319    Fifth Third Bancorp                                       4,523
     131,000    First Union Corporation                                   4,577
     144,699    FleetBoston Financial                                     5,708
      33,800    Franklin Resources, Inc.                                  1,547
      92,600    Freddie Mac                                               6,482
      21,400    Golden West Financial Corporation                         1,375
      31,300    Hartford Financial Services Group, Inc.                   2,141
      62,300    Household International, Inc.                             4,155
      33,410    Huntington Bancshares Incorporated                          546


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

      Shares                                                      Value (000's)
      ------                                                      -------------

                FINANCIALS (CONTINUED)
     254,900    J. P. Morgan Chase & Co.                             $   11,369
      21,100    Jefferson-Pilot Corporation                               1,020
      56,100    KeyCorp                                                   1,461
      33,200    Lehman Brothers Holdings Inc.                             2,581
      25,400    Lincoln National Corporation                              1,314
      26,300    Loews Corporation                                         1,695
      36,700    Marsh & McLennan Companies, Inc.                          3,707
      20,200    MBIA Inc.                                                 1,125
     113,400    MBNA Corporation                                          3,737
      64,800    Mellon Financial Corporation                              2,981
     107,900    Merrill Lynch & Co., Inc.                                 6,393
     102,200    MetLife, Inc.                                             3,166
      14,800    MGIC Investment Corporation                               1,075
     149,500    Morgan Stanley Dean Witter & Co.                          9,602
      80,500    National City Corporation                                 2,478
      29,300    Northern Trust Corporation                                1,831
      39,200    PNC Financial Services Group, Inc.                        2,579
       9,700    Progressive Corporation                                   1,311
      38,200    Providian Financial Corporation                           2,261
      32,300    Regions Financial Corporation                             1,034
      24,000    Robert Half International Inc. *                            597
      17,600    SAFECO Corporation                                          519
      45,300    SouthTrust Corporation                                    1,178
      29,200    St. Paul Companies, Inc.                                  1,480
      43,800    State Street Corporation                                  2,168
      29,400    Stilwell Financial, Inc.                                    987
      40,100    SunTrust Banks, Inc.                                      2,598
      39,000    Synovus Financial Corp.                                   1,224
      16,700    T. Rowe Price Group Inc.                                    624
      17,400    Torchmark Corporation                                       700
      18,600    Union Planters Corporation                                  811
      32,300    UnumProvident Corporation                                 1,037
     258,083    U. S. Bancorp                                             5,882
      22,300    USA Education Inc.                                        1,628
      27,700    Wachovia Corporation                                      1,971
     117,050    Washington Mutual, Inc.                                   4,395
     229,000    Wells Fargo & Company                                    10,632
       2,000    Zions Bancorporation                                        118
                                                                      ---------
                                                                        262,372
                                                                      ---------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

      Shares                                                      Value (000'S)
      ------                                                      -------------

                HEALTH CARE - 12.4%
     207,900    Abbott Laboratories                                  $    9,981
      19,600    Aetna Inc. *                                                507
      18,200    Allergan, Inc.                                            1,556
     174,800    American Home Products Corporation                       10,215
     138,800    Amgen Inc. *                                              8,422
      28,200    Applera Corp. - Applied Biosystems Group                    754
       7,300    Bausch & Lomb Incorporated                                  265
      79,800    Baxter International Inc.                                 3,910
      34,100    Becton, Dickinson and Company                             1,220
      20,000    Biogen, Inc. *                                            1,087
      24,100    Biomet, Inc.                                              1,158
      53,700    Boston Scientific Corporation *                             913
     261,900    Bristol-Myers Squibb Company                             13,697
       7,000    C. R. Bard, Inc.                                            399
      55,350    Cardinal Health, Inc.                                     3,819
      25,400    Chiron Corporation *                                      1,295
      20,900    CIGNA Corporation                                         2,003
     150,700    Eli Lilly and Company                                    11,152
      24,200    Forest Laboratories, Inc. *                               1,718
      41,700    Guidant Corporation *                                     1,501
      73,350    HCA Inc.                                                  3,315
      51,000    HEALTHSOUTH Corporation *                                   815
      23,000    Humana Inc. *                                               227
     403,972    Johnson & Johnson                                        20,199
      23,000    King Pharmaceuticals Inc. *                               1,236
      14,200    Manor Care, Inc. *                                          451
      38,000    McKesson HBOC, Inc.                                       1,411
      28,100    MedImmune, Inc. *                                         1,326
     159,800    Medtronic, Inc.                                           7,352
     309,300    Merck & Co., Inc.                                        19,767
     842,125    Pfizer Inc.                                              33,727
     172,468    Pharmacia Corporation                                     7,925
      15,900    Quintiles Transnational Corp. *                             402
     196,600    Schering-Plough Corporation                               7,125
      11,500    St. Jude Medical, Inc. *                                    690
      26,000    Stryker Corporation                                       1,426
      43,400    Tenet Healthcare Corporation *                            2,239
      43,200    UnitedHealth Group Incorporated                           2,668



                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


      Shares                                                      Value (000's)
      ------                                                      -------------

                HEALTH CARE (CONTINUED)
      14,300    Watson Pharmaceuticals, Inc. *                        $     882
       8,100    Wellpoint Health Networks Inc. *                            763
                                                                      ---------
                                                                        189,518

                INDUSTRIALS - 11.0%
      26,200    Allied Waste Industries, Inc. *                             489
      25,900    American Power Conversion Corporation *                     408
      20,400    AMR Corporation *                                           737
      84,100    Automatic Data Processing, Inc.                           4,180
      15,300    Avery Dennison Corporation                                  781
     111,752    Boeing Company                                            6,213
      51,800    Burlington Northern Santa Fe Corporation                  1,563
      45,700    Caterpillar Inc.                                          2,287
     102,800    Cendant Corporation *                                     2,005
      23,200    Cintas Corporation                                        1,073
      29,000    Concord EFS, Inc. *                                       1,508
      23,400    Convergys Corporation *                                     708
      12,500    Cooper Industries, Inc.                                     495
       7,800    Crane Co.                                                   242
      28,600    CSX Corporation                                           1,037
       5,700    Cummins, Inc.                                               221
      19,200    Danaher Corporation                                       1,075
      31,100    Deere & Company                                           1,177
      16,900    Delta Air Lines, Inc.                                       745
       9,600    Deluxe Corporation                                          277
      27,100    Dover Corporation                                         1,020
       9,200    Eaton Corporation                                           645
      17,500    Ecolab Inc.                                                 717
      56,700    Emerson Electric Co.                                      3,430
      19,600    Equifax Inc.                                                719
      40,100    FedEx Corp. *                                             1,612
      52,200    First Data Corporation                                    3,354
      17,000    Fiserv, Inc. *                                            1,088
       9,600    Fluor Corporation                                           433
      26,500    General Dynamics Corporation                              2,062
   1,325,300    General Electric Company                                 64,608
      23,400    Genuine Parts Company                                       737
      14,300    Goodrich Corporation                                        543
      12,300    H&R Block, Inc.                                             794


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

      Shares                                                       Value (000's)
     -------                                                       -------------

                INDUSTRIALS (CONTINUED)
     106,700    Honeywell International Inc.                         $    3,733
      40,500    Illinois Tool Works Inc.                                  2,564
      39,800    IMS Health Incorporated                                   1,134
      21,800    Ingersoll-Rand Company                                      898
      11,800    ITT Industries, Inc.                                        522
      56,900    Lockheed Martin Corporation                               2,108
      58,800    Masco Corporation                                         1,468
       7,800    McDermott International, Inc. *                              91
      52,200    Minnesota Mining and Manufacturing Company                5,956
      25,975    Molex Incorporated                                          949
      22,000    Moody's Corporation                                         737
       5,600    National Service Industries, Inc.                           126
       8,100    Navistar International Corporation *                        228
      50,700    Norfolk Southern Corporation                              1,050
      11,500    Northrop Grumman Corporation                                921
      10,200    PACCAR Inc.                                                 525
      17,000    Pall Corporation                                            400
      16,100    Parker-Hannifin Corporation                                 683
      49,600    Paychex, Inc.                                             1,984
      33,500    Pitney Bowes Inc.                                         1,411
      10,500    Power-One, Inc. *                                           175
      16,800    R. R. Donnelley & Sons Company                              499
      45,600    Raytheon Company                                          1,211
      24,900    Rockwell International Corporation                          949
       8,200    Ryder System, Inc.                                          161
      17,849    Sabre Holdings Corporation *                                893
     101,550    Southwest Airlines Co.                                    1,878
      19,200    Textron Inc.                                              1,057
      24,400    Thermo Electron Corporation *                               537
       7,500    Thomas & Betts Corporation                                  166
       7,800    Timken Company                                              132
     258,802    Tyco International Ltd.                                  14,105
      32,800    Union Pacific Corporation                                 1,801
      62,400    United Technologies Corporation                           4,571
       8,800    US Airways Group, Inc. *                                    214
      13,200    W. W. Grainger, Inc.                                        543
      82,200    Waste Management, Inc.                                    2,533
                                                                      ---------
                                                                        167,896
                                                                      ---------


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

      Shares                                                       Value (000's)
     -------                                                       -------------

                INFORMATION TECHNOLOGY - 17.7%
     104,100    ADC Telecommunications, Inc. *                        $     687
      32,100    Adobe Systems Incorporated                                1,509
      42,400    Advanced Micro Devices, Inc. *                            1,224
      60,212    Agilent Technologies, Inc. *                              1,957
      52,400    Altera Corporation *                                      1,520
      48,100    Analog Devices, Inc. *                                    2,080
      10,900    Andrew Corporation *                                        201
      45,100    Apple Computer, Inc. *                                    1,049
     108,100    Applied Materials, Inc. *                                 5,308
      40,400    Applied Micro Circuits Corporation *                        695
       7,400    Autodesk, Inc.                                              276
      37,578    Avaya Inc. *                                                515
      32,500    BMC Software, Inc. *                                        732
      25,000    Cabletron Systems, Inc. *                                   571
     971,200    Cisco Systems, Inc. *                                    17,676
      25,100    Citrix Systems, Inc. *                                      876
     226,600    Compaq Computer Corporation                               3,510
      76,100    Computer Associates International, Inc.                   2,740
      22,900    Computer Sciences Corporation *                             792
      49,100    Compuware Corporation *                                     687
      22,350    Comverse Technology, Inc. *                               1,276
      31,500    Conexant Systems, Inc. *                                    282
     123,500    Corning Incorporated                                      2,064
     347,000    Dell Computer Corporation *                               9,074
      61,800    Electronic Data Systems Corporation                       3,862
     293,250    EMC Corporation *                                         8,519
      43,400    Gateway, Inc. *                                             714
     258,900    Hewlett-Packard Company                                   7,405
     898,100    Intel Corporation                                        26,269
     235,000    International Business Machines Corporation              26,555
      27,400    Intuit Inc. *                                             1,096
      25,200    Jabil Circuit, Inc. *                                       778
     174,100    JDS Uniphase Corporation *                                2,176
      24,800    KLA-Tencor Corporation *                                  1,450
      17,500    Lexmark International, Inc. *                             1,177
      42,900    Linear Technology Corporation                             1,897
      47,700    LSI Logic Corporation *                                     897
     455,840    Lucent Technologies Inc.                                  2,826
      43,500    Maxim Integrated Products, Inc. *                         1,923


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


      Shares                                                      Value (000's)
      ------                                                      -------------

                INFORMATION TECHNOLOGY (CONTINUED)
      10,900    Mercury Interactive Corp. *                           $     653
      78,300    Micron Technology, Inc. *                                 3,218
     712,600    Microsoft Corporation *                                  52,020
       6,400    Millipore Corporation                                       397
     293,211    Motorola, Inc.                                            4,856
      23,700    National Semiconductor Corporation *                        690
      13,500    NCR Corporation *                                           634
      43,100    Network Appliance, Inc. *                                   590
     425,800    Nortel Networks Corporation                               3,870
      42,600    Novell, Inc. *                                              242
      19,400    Novellus Systems, Inc. *                                  1,102
     746,148    Oracle Corporation *                                     14,177
      74,982    Palm, Inc. *                                                455
      35,500    Parametric Technology Corporation *                         497
      38,200    PeopleSoft, Inc. *                                        1,881
      12,800    PerkinElmer, Inc.                                           352
      12,300    Qlogic Corporation *                                        793
     100,400    QUALCOMM Incorporated *                                   5,871
      41,500    Sanmina Corporation *                                       971
      16,700    Sapient Corporation *                                       163
      21,800    Scientific-Atlanta, Inc.                                    885
      56,600    Siebel Systems, Inc. *                                    2,655
      85,400    Solectron Corporation *                                   1,563
     436,000    Sun Microsystems, Inc. *                                  6,854
      29,450    Symbol Technologies, Inc.                                   654
      13,200    Tektronix, Inc. *                                           358
      53,900    Tellabs, Inc. *                                           1,045
      23,600    Teradyne, Inc. *                                            781
     232,500    Texas Instruments Incorporated                            7,324
      14,800    TMP Software Inc. *                                         888
      42,400    Unisys Corporation *                                        624
      53,884    VERITAS Software Corporation *                            3,585
      25,300    Vitesse Semiconductor Corporation *                         532
      88,500    Xerox Corporation                                           847
      43,700    Xilinx, Inc. *                                            1,802
      73,900    Yahoo! Inc. *                                             1,477
                                                                       --------
                                                                        270,151
                                                                       --------


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

      Shares                                                      Value (000's)
      ------                                                      -------------

                MATERIALS - 2.4%
      30,400    Air Products and Chemicals, Inc.                      $   1,391
      42,800    Alcan Inc.                                                1,798
     116,420    Alcoa Inc.                                                4,587
      10,773    Allegheny Technologies Incorporated                         195
       4,000    Ball Corporation                                            190
      52,400    Barrick Gold Corporation                                    794
       7,300    Bemis Company, Inc.                                         293
       7,400    Boise Cascade Corporation                                   260
     120,298    Dow Chemical Company                                      4,000
     138,800    E. I. Du Pont de Nemours and Company                      6,696
      10,300    Eastman Chemical Company                                    491
      17,600    Engelhard Corporation                                       454
       4,300    FMC Corporation *                                           295
      20,100    Freeport-McMoRan Copper & Gold, Inc. - Class B *            222
      30,137    Georgia-Pacific Group                                     1,020
       6,500    Great Lakes Chemical Corporation                            201
      15,000    Hercules Incorporated *                                     170
      35,000    Homestake Mining Company                                    271
      24,600    Inco Limited *                                              425
      13,700    International Flavors & Fragrances Inc.                     344
      63,926    International Paper Company                               2,282
      14,300    Louisiana-Pacific Corporation                               168
      13,600    Mead Corporation                                            369
      25,600    Newmont Mining Corporation                                  476
      10,400    Nucor Corporation                                           508
      21,400    Pactiv Corporation *                                        287
      10,600    Phelps Dodge Corporation                                    440
      43,500    Placer Dome Inc.                                            426
       4,000    Potlatch Corporation                                        138
      22,900    PPG Industries, Inc.                                      1,204
      21,500    Praxair, Inc.                                             1,010
      29,500    Rohm and Haas Company                                       971
      11,300    Sealed Air Corporation *                                    421
      10,300    Sigma-Aldrich Corporation                                   398
       6,800    Temple-Inland Inc.                                          362
      11,900    USX - U. S. Steel Group                                     240
      13,700    Vulcan Materials Company                                    736
      14,100    Westvaco Corporation                                        342
      28,900    Weyerhaeuser Company                                      1,589



                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

      Shares                                                      Value (000's)
      ------                                                      -------------

                MATERIALS (CONTINUED)
      15,200    Willamette Industries, Inc.                           $     752
      11,600    Worthington Industries, Inc.                                158
                                                                      ---------
                                                                         37,374
                                                                      ---------

                TELECOMMUNICATION SERVICES - 5.5%
      42,300    ALLTEL Corporation                                        2,591
     503,106    AT&T Corp.                                               11,068
     251,300    BellSouth Corporation                                    10,120
      32,300    Broadcom Corporation - Class A *                          1,381
      19,000    CenturyTel, Inc.                                            576
      35,100    Citizens Communications Company *                           422
     118,665    Global Crossing Ltd. *                                    1,025
     101,700    Nextel Communications, Inc. - Class A *                   1,780
     222,297    Qwest Communications International Inc.                   7,085
     453,156    SBC Communications Inc.                                  18,153
     118,700    Sprint Corp. - FON Group                                  2,536
     124,800    Sprint Corp. - PCS Group *                                3,014
     361,718    Verizon Communications Inc.                              19,352
     385,900    WorldCom, Inc - WorldCom Group *                          5,480
                                                                     ----------
                                                                        84,583
                                                                     ----------

                UTILITIES - 3.3%
      70,700    AES Corporation *                                         3,044
      19,000    Ameren Corporation                                          811
      43,200    American Electric Power Company, Inc.                     1,995
      40,200    Calpine Corporation *                                     1,520
      21,500    Cinergy Corp.                                               751
      16,700    CMS Energy Corporation                                      465
      28,400    Consolidated Edison, Inc.                                 1,130
      20,900    Constellation Energy Group                                  890
      31,717    Dominion Resources, Inc.                                  1,907
      19,300    DTE Energy Company                                          896
     102,400    Duke Energy Corporation                                   3,995
      43,700    Edison International *                                      487
      65,955    El Paso Corporation                                       3,465
     100,100    Enron Corp.                                               4,905
      29,500    Entergy Corporation                                       1,133
      43,050    Exelon Corporation                                        2,760
      29,800    FirstEnergy Corp.                                           958


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


     Shares                                                        Value (000's)
     ------                                                        -------------

                 UTILITIES (CONTINUED)
     23,900      FPL Group, Inc.                                     $    1,439
     16,700      GPU, Inc.                                                  587
     18,600      KeySpan Corporation                                        679
     45,216      Mirant Corporation *                                     1,556
     21,700      Niagara Mohawk Holdings Inc. *                             384
      6,300      NICOR Inc.                                                 246
      8,200      ONEOK, Inc.                                                162
      4,900      Peoples Energy Corporation                                 197
     51,200      PG&E Corporation *                                         574
     11,400      Pinnacle West Capital Corporation                          540
     19,600      PPL Corporation                                          1,078
     27,453      Progress Energy, Inc.                                    1,233
     28,700      Public Service Enterprise Group Incorporated             1,403
     39,900      Reliant Energy, Incorporated                             1,285
     27,300      Sempra Energy                                              746
     90,100      Southern Company                                         2,095
     34,300      TXU Corporation                                          1,653
     64,200      Williams Companies, Inc.                                 2,115
     45,235      Xcel Energy, Inc.                                        1,287
                                                                     ----------
                                                                         50,371
                                                                     ----------
                    Total common stocks (cost $1,461,656)            1,470,243
                                                                     ----------

     Contracts
     ---------
                 PUT OPTIONS - 0.7%
      4,501      On S&P 500 Index expiring July 21, 2001 at 1150          1,553
      3,756      On S&P 500 Index expiring August 18, 2001 at 1150        3,624
      3,751      On S&P 500 Index expiring August 18, 2001 at 1175        5,308
                                                                     ----------

                   Total put options (cost $11,478)
                                                                        10,485
                                                                     ----------

                REPURCHASE AGREEMENT - 3.9% **
                3.15% repurchase agreement with Firstar Bank, N.A.,
                   dated June 29, 2001, due July 2, 2001
                   (repurchase proceeds $59,109)
                                                                         59,093
                                                                     ----------

                   Total common stocks, put options and
                      repurchase agreement - 100.8%                   1,539,821
                                                                     ----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

   Contracts                                                       Value (000'S)
   ---------                                                       -------------
                CALL OPTIONS OUTSTANDING - (0.8%) ***
     (2,975)    On S&P 500 Index expiring July 21, 2001 at 1250     $   (3,139)
     (2,145)    On S&P 500 Index expiring July 21, 2001 at 1275           (815)
     (2,145)    On S&P 500 Index expiring July 21, 2001 at 1285           (526)
     (2,380)    On S&P 500 Index expiring August 18, 2001 at 1250       (5,057)
     (1,177)    On S&P 500 Index expiring August 18, 2001 at 1275       (1,454)
     (1,186)    On S&P 500 Index expiring August 18, 2001 at 1300         (741)
                                                                   -------------

                Total call options outstanding (premiums
                received $48,665)                                      (11,732)
                                                                   -------------

                OTHER ASSETS AND LIABILITIES, NET - 0.0%
                                                                          (302)
                                                                   -------------

                NET ASSETS - 100.0%                                 $ 1,527,787
                                                                   ============


                *  Non-income producing.
                ** Repurchase agreement fully collateralized by U.S. Government Agency obligations.
                ***The aggregate value of investments that covers outstanding call options is $1,470,243,000.

                ADR - American Depository Receipt.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


         ASSETS:
         Common stocks, at value (cost $1,461,656)                                           $   1,470,243
         Put options, at value (cost $11,478)                                                       10,485
         Repurchase agreement                                                                       59,093
         Receivable for Fund shares sold                                                             1,896
         Dividends and interest receivable                                                           1,113
         Other assets                                                                                   92
                                                                                            --------------
            Total assets                                                                         1,542,922
                                                                                            --------------

         LIABILITIES:
         Call options outstanding, at value (premiums received $48,665)                             11,732
         Payable for Fund shares redeemed                                                            2,668
         Payable for investments purchased                                                             117
         Other accrued expenses and liabilities                                                        618
                                                                                            --------------
             Total liabilities                                                                      15,135
                                                                                            --------------


         NET ASSETS                                                                         $    1,527,787
                                                                                            ==============

         NET ASSETS CONSIST OF:
         Paid-in capital                                                                    $    1,452,718
         Undistributed net investment income                                                         2,816
         Accumulated net realized gain on investment transactions                                   27,726
         Net unrealized appreciation on investments                                                 44,527
                                                                                            --------------
            Net assets                                                                      $    1,527,787
                                                                                            ==============

         FUND SHARES OUTSTANDING
         (unlimited number of shares authorized, no par value)                                      67,549
                                                                                            ==============

         NET ASSET VALUE, OFFERING PRICE AND
            REDEMPTION PRICE PER SHARE                                                      $        22.62
                                                                                            ==============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
        Statement of Operations - For the Six Months Ended June 30, 2001
                              (Unaudited)  (000's)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends                                                              $  9,207
Interest                                                                  1,071
                                                                       --------
   Total investment income                                               10,278
                                                                       --------

EXPENSES:
Investment advisory and management fees                                   4,301
Distribution fees                                                         2,834
Registration fees                                                           115
Custodian fees                                                               72
Standard & Poor's licensing fees                                             55
Trustees' fees                                                               44
Professional fees                                                            43
Insurance expense                                                            15
Other expenses                                                               31
                                                                       --------
   Total expenses                                                         7,510
                                                                       --------

NET INVESTMENT INCOME                                                     2,768
                                                                       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
REALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS:
Common stocks                                                           (25,291)
Call options expired and closed                                          73,230
Put options expired and closed                                            9,333
                                                                       --------
   Net realized gain on investment transactions                          57,272
                                                                       --------

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS:
Common stocks                                                           (90,370)
Call options                                                              7,200
Put options                                                              (1,992)
                                                                       --------
   Net change in unrealized appreciation/depreciation on investments    (85,162)
                                                                       --------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                         (27,890)
                                                                       --------

NET DECREASE IN NET ASSETS FROM OPERATIONS                             $(25,122)
                                                                       ========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  Statements of Changes in Net Assets   (000's)
--------------------------------------------------------------------------------

                                                                                Six Months Ended        Year Ended
                                                                                 June 30, 2001          December 31,
                                                                                  (Unaudited)               2000
                                                                                ----------------        ------------
FROM OPERATIONS:
Net investment income                                                            $     2,768            $     4,328

Net realized gain on investment transactions                                          57,272                156,856
Net change in unrealized appreciation/depreciation on investments                    (85,162)               (92,162)
                                                                                 -----------            -----------
     Net increase (decrease) in net assets from operations                           (25,122)                69,022
                                                                                 -----------            -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                              --                   (4,342)
From net realized gain on investment transactions (1)                                   --                 (124,681)
                                                                                 -----------            -----------
   Decrease in net assets from distributions to shareholders                            --                 (129,023)
                                                                                 -----------            -----------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                            411,352              1,186,927
Net asset value of shares issued in reinvestment of
   distributions to shareholders                                                        --                  113,974
Payments for shares redeemed                                                        (349,495)              (671,976)
                                                                                 -----------            -----------
     Net increase in net assets from Fund shares transactions                         61,857                628,925
                                                                                 -----------            -----------

NET INCREASE IN NET ASSETS                                                            36,735                568,924

NET ASSETS:
Beginning of period                                                                1,491,052                922,128
                                                                                 -----------            -----------
End of period                                                                      1,527,787              1,491,052
                                                                                 ===========            ===========

UNDISTRIBUTED NET INVESTMENT INCOME                                              $     2,816            $        48
                                                                                 ===========            ===========

FUND SHARE TRANSACTIONS:
Shares sold                                                                           18,031                 48,172
Shares issued in reinvestment of distributions to
  shareholders                                                                          --                    4,973
Shares redeemed                                                                      (15,541)               (27,038)
                                                                                 -----------            -----------
     Net increase in Fund shares outstanding                                           2,490                 26,107
Shares outstanding, beginning of period                                               65,059                 38,952
                                                                                 -----------            -----------

Shares outstanding, end of period                                                     67,549                 65,059
                                                                                 ===========            ===========


(1) Capital gain for tax purposes includes net realized gain on investment transactions and the net change in unrealized appreciation/depreciation on options. See Note 1 - Federal income taxes.


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
          Financial Highlights - Per Share Data for a Share Outstanding
                             Throughout Each Period
--------------------------------------------------------------------------------

                                       Six Months
                                          Ended
                                        June 30,                                  YEAR ENDED DECEMBER 31,
                                          2001           ------------------------------------------------------------------
                                       (UNAUDITED)          2000          1999            1998          1997         1996
                                       -----------       ----------     ---------      ---------      ---------    --------
BEGINNING NET ASSET VALUE              $    22.92        $    23.67     $   21.02      $   18.85      $   18.48    $  16.91
                                       ----------        ----------     ---------      ---------      ---------    --------

INVESTMENT OPERATIONS:
Net investment income                        0.04              0.08          0.07           0.12           0.18        0.21
Net gain (loss) on investments
                                            (0.34)             1.49          2.65           2.18           2.09        1.56
                                       ----------        ----------     ---------      ---------      ---------    --------
   Total from investment operations
                                            (0.30)             1.57          2.72           2.30           2.27        1.77
                                       ----------        ----------     ---------      ---------      ---------    --------

DISTRIBUTIONS:
Dividends from net investment income          --              (0.08)        (0.07)         (0.12)         (0.18)      (0.20)
Distributions from net realized gain          --              (2.24)          --           (0.01)         (1.72)        --
                                       ----------        ----------     ---------      ---------      ---------    --------
   Total distributions                        --              (2.32)        (0.07)         (0.13)         (1.90)      (0.20)
                                       ----------        ----------     ---------      ---------      ---------    --------

ENDING NET ASSET VALUE                 $    22.62        $    22.92    $    23.67     $    21.02      $   18.85    $  18.48
                                       ==========        ==========    ==========     ==========      =========    ========

TOTAL RETURN                                (1.31%)(2)         6.61%        12.97%         12.26%         12.35%      10.53%

ENDING NET ASSETS (000's)              $1,527,787        $1,491,052     $ 922,128      $ 464,200      $ 255,458    $194,363


AVERAGE NET ASSETS RATIOS:
Net expenses                                 0.97%(1)          0.98%         0.98%          0.99%          1.07%       1.14%
Net investment income                        0.36%(1)          0.33%         0.37%          0.66%          0.90%       1.18%

PORTFOLIO TURNOVER RATE                         5%(2)            22%           11%            12%            82%         17%


(1)  Annualized.
(2)  Unannualized.



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
            Notes to Financial Statements - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of three diversified mutual funds. The financial statements of the Gateway Fund (the Fund) are included in this report. The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by investing in the 500 common stocks included in the S&P 500 Index and by selling call options on its indexed portfolio. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time. The financial statements of the Gateway Small Cap Index Fund and the Cincinnati Fund(R) are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies:

INVESTMENTS VALUATION -- The Fund normally values common stocks at the last reported sales price as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time) or, if not traded on a particular day, at the average of the closing bid and asked quotations. The Fund values option contracts (both purchased and written) at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the Board of Trustees.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually.

FEDERAL INCOME TAXES -- The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Tax regulations require the Fund to assume that open option contracts are closed at the end of each year and to include the resulting capital gain or loss (classified 60% long-term, 40% short-term) in the determination of taxable income. Based on this policy, the Fund makes no provision for income taxes.

At June 30, 2001, the cost of common stock for federal income tax purposes was $1,461,888,000; gross unrealized appreciation and gross unrealized depreciation totaled $213,076,000 and $204,721,000, respectively. The difference between the federal income tax cost of common stock and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

REPURCHASE AGREEMENTS -- The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P.
(the Adviser).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
            Notes to Financial Statements - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.   TRANSACTIONS WITH AFFILIATES
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 that allows for the payment of distribution expenses related to the sale and distribution of its shares. In any year, distribution expenses cannot exceed 0.50% of the Fund's average daily net assets. The Fund also pays the Adviser an investment advisory and management fee under the terms of a Management Agreement at an annual rate of 0.925% of the Fund's average daily net assets minus distribution expenses incurred by the Fund. The Adviser receives no separate fee for its transfer agency, fund accounting and other services to the Fund, and the Adviser pays the Fund's expenses of reporting to shareholders under the Management Agreement.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 1.50% of the Fund's average daily net assets, the Adviser has agreed to reduce its fee as necessary to limit the Fund's expenses to this level.

3.   INVESTMENT TRANSACTIONS
For the six months ended June 30, 2001, cost of purchases and proceeds from sales of investment securities (excluding short-term investments) totaled $220,453,000 and $71,282,000, respectively.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. Similarly, the value of purchased put options generally increases to offset declines and decreases to offset rises in portfolio value. For the six months ended June 30, 2001, transactions in written options were as follows:

                                           Contracts        Premiums (000's)
                                           ---------        ----------------

Outstanding at December 31, 2000              10,759           $  47,863
Options written                               59,888             233,833
Options exercised                            (58,639)           (233,031)
                                           ---------           ---------
Outstanding at June 30, 2001                  12,008           $  48,665
                                           =========           =========

4.   BANK LINE OF CREDIT
The Fund has an uncommitted $75.0 million bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, expiring October 31, 2001, bear interest at the bank's prime rate minus 0.50%. There are no fees associated with maintaining this facility. For the six months ended June 30, 2001, there were no borrowings on this line of credit.


--------------------------------------------------------------------------------

                                 AFFORDABILITY
                                 -------------

                        $1,000 Minimum Initial Investment

                       $500 Minimum Initial IRA Investment

                       $100 Minimum Additional Investment

                            No Annual Account Charges

                               No-Fee IRA Accounts




                                  CONVENIENCE
                                  -----------

                 Free Telephone Exchanges Between Gateway Funds

                          Automatic Investment Program

                          Systematic Withdrawal Program

                              Telephone Redemptions




                                  FLEXIBILITY
                                  -----------

                   Available for numerous investment options:

                                   Individuals

                                      IRAs

                                     Trusts

                                  Pension Plans

                                 Gifts to Minors

                          GATEWAY SMALL CAP INDEX FUND








                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2001
                                   (UNAUDITED)















--------------------------------------------------------------------------------

                                THE GATEWAY TRUST
                                 P. O. BOX 5211
                            CINCINNATI, OH 45201-5211
                                  800.354.6339

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


           Shares                                                                         Value
           ------                                                                         -----
                        COMMON STOCKS - 99.2%
                        CONSUMER DISCRETIONARY - 17.2%
            1,800       Ames Department Stores, Inc. *                                 $   2,502

            1,800       AnnTaylor Stores Corporation *                                    64,440

            2,550       Applebee's International, Inc.                                    81,600

            2,500       Aztar Corporation *                                               30,250

            3,800       Be Free, Inc. *                                                    4,636

            2,200       Bob Evans Farms, Inc.                                             39,600

            4,700       Callaway Golf Company                                             74,260

            6,600       Charming Shoppes, Inc. *                                          39,600

            2,850       Cheesecake Factory Incorporated *                                 80,655

            2,152       Chris-Craft Industries, Inc. *                                   153,653

            1,400       Cost Plus, Inc. *                                                 42,000

            1,100       Dress Barn, Inc. *                                                25,025

            6,400       Extended Stay America, Inc. *                                     96,000

            1,900       Fossil, Inc. *                                                    39,425

            6,300       Hollinger International Inc.                                      86,625

            2,000       Houghton Mifflin Company                                         119,860

            2,600       Insight Enterprises, Inc. *                                       63,700

           19,000       Internet Capital Group, Inc. *                                    38,000

            2,800       KB HOME                                                           84,476

            1,400       Kellwood Company                                                  32,340

            3,900       La-Z-Boy Incorporated                                             72,150

            1,800       Lands' End, Inc. *                                                72,270

            4,100       Lennar Corporation                                               170,970

            1,700       Lone Star Steakhouse & Saloon, Inc.                               22,083

            3,350       Mohawk Industries, Inc. *                                        117,920

            2,000       Nautica Enterprises, Inc. *                                       40,860

            1,400       Papa John's International, Inc. *                                 35,490

            3,500       Pep Boys - Manny, Moe & Jack                                      39,305

            7,100       PETsMART, Inc. *                                                  50,055

            3,300       Pinnacle Systems, Inc. *                                          19,965

            2,600       Pulte Homes, Inc.                                                110,838

            4,500       PurchasePro.com, Inc. *                                            6,660

            4,100       Ruby Tuesday, Inc.                                                70,110

            1,200       Russ Berrie and Company, Inc.                                     35,280

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


           Shares                                                                         Value
           ------                                                                         -----
                        CONSUMER DISCRETIONARY (CONTINUED)
             2,200      Scholastic Corporation *                                       $  92,620

             4,200      StarMedia Network, Inc. *                                          7,812

             3,950      Station Casinos, Inc. *                                           63,200

             2,600      Stride Rite Corporation                                           22,100

             1,600      Superior Industries International, Inc.                           61,280

             9,000      Venator Group, Inc. *                                            137,700

             2,000      Wellman, Inc.                                                     35,800

             1,000      West Pharmaceutical Services, Inc.                                27,000

             3,200      WestPoint Stevens Inc.                                             4,416

             1,400      WorldGate Communications, Inc. *                                   7,140
                                                                                      ----------
                                                                                       2,521,671
                                                                                      ----------

                        CONSUMER STAPLES - 3.6%
             1,900      Dreyer's Grand Ice Cream, Inc.                                    53,010

             2,700      Earthgrains Company                                               70,200

             2,500      Fleming Companies, Inc.                                           89,250

             4,300      NBTY, Inc. *                                                      53,492

             4,800      Perrigo Company *                                                 80,112

             4,000      Playtex Products, Inc. *                                          42,800

             2,000      Ralcorp Holdings, Inc. *                                          37,480

             3,600      Whole Foods Market, Inc. *                                        97,560
                                                                                      ----------
                                                                                        523,904
                                                                                      ----------

                        ENERGY - 4.8%
             2,100      Barrett Resources Corporation *                                 123,900

             1,800      Cabot Oil & Gas Corporation - Class A                            43,920

            10,600      Chesapeake Energy Corporation *                                  72,080

             3,700      Marine Drilling Companies, Inc. *                                70,707

             4,600      Newpark Resources, Inc. *                                        51,060

             6,000      Parker Drilling Company *                                        39,000

             3,400      Pogo Producing Company                                           81,600

             4,200      Pride International, Inc. *                                      79,800

             2,600      Tesoro Petroleum Corporation *                                   32,760

             6,006      Varco International, Inc. *                                     111,772
                                                                                      ----------
                                                                                        706,599
                                                                                      ----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


           Shares                                                                         Value
           ------                                                                         -----
                              FINANCIALS - 19.0%
             5,400            21st Century Insurance Group                              $   100,440

             1,700            Advanta Corp. - Class A                                        27,200

             5,500            Allied Capital Corporation                                    127,325

             5,300            AmeriCredit Corp. *                                           275,335

             7,000            Catellus Development Corporation *                            122,150

             3,100            City National Corporation                                     137,299

             3,500            Commercial Federal Corporation                                 80,850

             2,700            Community First Bankshares, Inc.                               62,100

             2,700            Doral Financial Corporation                                    92,610

             4,000            First American Corporation                                     75,760

             4,400            Fremont General Corporation                                    28,600

             3,400            Independence Community Bank Corp.                              67,116

             1,200            Liberty Corporation                                            48,000

             8,300            Nationwide Financial Services, Inc. - Class A                 362,294

             1,900            NetBank, Inc. *                                                21,470

             5,100            Pacific Century Financial Corporation                         131,529

             1,745            Provident Bankshares Corporation                               43,520

             6,432            Radian Group Inc.                                             260,174

             3,100            Raymond James Financial, Inc.                                  94,860

             8,600            Reliance Group Holdings, Inc. *                                    95

             1,900            Riggs National Corporation                                     32,281

             4,000            Roslyn Bancorp, Inc.                                          105,200

             3,300            Silicon Valley Bancshares *                                    72,600

             1,000            Southwest Securities Group, Inc.                               20,700

             1,600            Sterling Bancshares, Inc.                                      30,688

             5,387            Valley National Bancorp                                       152,721

             3,738            Washington Federal, Inc.                                       91,656

             2,300            Westamerica Bancorporation                                     90,275

             1,200            Zenith National Insurance Corp.                                32,400
                                                                                         ----------
                                                                                          2,787,248
                                                                                         ----------

                              HEALTH CARE - 13.6%
             2,200            Aclara Biosciences Inc. *                                      21,780

             3,200            Alliance Pharmaceutical Corp. *                                 7,200

             2,800            Alpharma Inc. - Class A                                        76,300

             1,400            Aviron *                                                       79,800

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


         Shares                                                                              Value
         ------                                                                              -----
                  HEALTH CARE (CONTINUED)
         3,900    Beckman Coulter, Inc.                                                  $   159,120

         3,600    Bio-Technology General Corp. *                                              47,160

         2,300    Cell Genesys, Inc. *                                                        47,150

         2,800    Cephalon, Inc. *                                                           197,400

         3,900    Coventry Health Care, Inc. *                                                78,780

         4,800    CYTOGEN Corporation *                                                       25,920

         6,500    DaVita, Inc. *                                                             132,145

         3,300    DENTSPLY International Inc.                                                146,355

         1,800    Diagnostic Products Corporation                                             59,760

         3,800    Edwards Lifesciences Corporation *                                         100,168

         2,800    Enzon, Inc. *                                                              175,000

         1,600    Gene Logic Inc. *                                                           34,880

         1,300    Geron Corporation *                                                         18,200

         1,700    Haemonetics Corporation *                                                   51,850

         2,100    IDEXX Laboratories, Inc. *                                                  65,625

         3,200    Immunomedics, Inc. *                                                        68,480

         3,200    Mid Atlantic Medical Services, Inc. *                                       57,376

         9,600    Neoforma.com, Inc. *                                                         8,160

         1,600    NeoRx Corporation *                                                          4,816

         6,400    Oxford Health Plans, Inc. *                                                183,040

           900    PolyMedica Corporation *                                                    36,450

         4,500    PSS World Medical, Inc. *                                                   28,935

         3,800    VISX, Incorporated *                                                        73,530
                                                                                          ----------
                                                                                           1,985,380
                                                                                          ----------

                  INDUSTRIALS - 14.3%
         3,100    Airborne, Inc.                                                              35,929

         6,300    Akamai Technologies, Inc. *                                                 57,803

         1,600    Alaska Air Group, Inc. *                                                    46,240

         1,909    Albany International Corp. - Class A *                                      36,080

         2,200    AptarGroup, Inc.                                                            71,346

         1,500    Arnold Industries, Inc.                                                     29,040

         2,300    Baldor Electric Company                                                     49,151

         1,500    Banta Corporation                                                           43,950

         1,900    Carlisle Companies Incorporated                                             66,253

           700    Chemed Corporation                                                          25,298


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


         Shares                                                                              Value
         ------                                                                              -----
                  INDUSTRIALS (CONTINUED)
         1,500    CLARCOR Inc.                                                           $    40,275

         1,500    Digital River, Inc. *                                                        6,750

         2,800    Donaldson Company, Inc.                                                     87,220

         2,700    Dycom Industries, Inc. *                                                    61,911

         1,800    Electro Scientific Industries, Inc. *                                       68,580

         2,700    GenCorp Inc.                                                                34,560

         3,900    Hon Industries, Inc.                                                        94,458

         2,200    J. B. Hunt Transport Services, Inc. *                                       41,800

         1,900    Kennametal Inc.                                                             70,110

         2,600    Kimball International, Inc. - Class B                                       41,600

         2,400    MedQuist Inc. *                                                             71,232

         5,300    MicroStrategy Incorporated *                                                14,840

         2,100    Milacron Inc.                                                               32,907

           600    NACCO Industries, Inc. - Class A                                            46,794

         2,200    Newport News Shipbuilding Inc.                                             134,750

         2,300    Overseas Shipholding Group, Inc.                                            70,242

         3,300    Pentair, Inc.                                                              111,540

         3,300    Pittston Company                                                            73,557

         3,100    Profit Recovery Group International, Inc. *                                 35,526

         1,900    Rollins, Inc.                                                               37,829

         6,100    SAVVIS Communications Corporation *                                          4,392

         1,700    Standard Register Company                                                   31,450

         2,400    Teleflex Incorporated                                                      105,600

         2,600    Tetra Tech, Inc. *                                                          70,720

         1,900    Vertel Corporation *                                                         2,337

         2,600    Wallace Computer Services, Inc.                                             43,004

         4,700    Wind River Systems, Inc. *                                                  82,062

         1,600    Yellow Corporation *                                                        30,368

         2,400    York International Corporation                                              84,048
                                                                                          ----------
                                                                                           2,091,552
                                                                                          ----------


                  INFORMATION TECHNOLOGY - 16.0%
         3,500    Advanced Digital Information Corporation *                                  60,550

         2,600    American Management Systems, Incorporated *                                 61,360

         2,400    ANTEC Corporation *                                                         29,760

         3,300    Aspect Communications Corporation *                                         23,067

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


         Shares                                                                              Value
         ------                                                                              -----
                  INFORMATION TECHNOLOGY (CONTINUED)
          2,000   Aspen Technology, Inc. *                                                $  48,400

          3,700   Avanex Corporation *                                                       35,890

          1,700   Avid Technology, Inc. *                                                    26,690

          1,500   Aware, Inc. *                                                              13,500

            900   Bottomline Technologies, Inc. *                                             4,860

          3,600   Brightpoint, Inc. *                                                        10,440

          4,100   Cambridge Technology Partners, Inc. *                                      14,514

          2,200   Cerner Corporation *                                                       92,400

          5,000   Cirrus Logic, Inc. *                                                      115,150

          1,500   Com21, Inc. *                                                               2,685

          3,700   Concurrent Computer Corporation *                                          25,900

          3,500   Credence Systems Corporation *                                             84,840

          1,900   Cymer, Inc. *                                                              48,051

          4,800   DMC Stratex Networks, Inc. *                                               48,000

          1,500   F5 Networks, Inc. *                                                        26,355

          2,200   Filenet Corp. *                                                            32,560

          1,900   Gadzoox Networks, Inc. *                                                    6,099

          2,400   General Semiconductor, Inc. *                                              25,104

          1,500   Gerber Scientific, Inc.                                                    16,425

          4,000   Glenayre Technologies, Inc. *                                               5,120

          2,400   Globix Corporation *                                                        4,824

          3,700   Harmonic Inc. *                                                            37,000

          1,500   Hutchinson Technology Incorporated *                                       28,575

          2,030   Hyperion Solutions Corporation *                                           30,450

          1,700   Integrated Silicon Solution, Inc. *                                        23,630

          7,200   Intersil Corporation - Class A *                                          262,080

          1,700   Intraware, Inc. *                                                           1,972

         17,300   Iomega Corporation *                                                       41,347

          5,565   Kana Software, Inc. *                                                      11,352

          3,100   Kulicke and Soffa Industries, Inc. *                                       53,196

          7,500   Maxtor Corporation *                                                       39,375

          4,200   Mentor Graphics Corporation *                                              73,500

          1,300   Mercury Computer Systems, Inc. *                                           64,350

          6,100   Micron Electronics, Inc. *                                                  9,699

          1,800   Net Perceptions, Inc. *                                                     3,096

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


         Shares                                                                              Value
         ------                                                                              -----
                  INFORMATION TECHNOLOGY (CONTINUED)
          7,900   NetZero, Inc. *                                                        $     6,636

          2,400   NMS Communications Corporation *                                            16,800

          3,600   Oak Technology, Inc. *                                                      38,124

          3,000   Open Market, Inc. *                                                          3,540

          5,100   P-Com, Inc. *                                                                2,805

          2,000   Paradyne Networks, Inc. *                                                    3,680

          5,200   Polycom, Inc. *                                                            120,068

          1,700   Power Integrations, Inc. *                                                  26,520

          2,800   Pumatech, Inc. *                                                             8,400

          1,900   Remedy Corporation *                                                        66,120

          3,850   RSA Security Inc. *                                                        119,158

          6,000   SONICblue Inc. *                                                            19,800

          2,000   SpeedFam-IPEC, Inc. *                                                        6,380

          2,224   Structural Dynamics Research Corporation *                                  54,488

          6,000   Sybase Incorporated *                                                       98,700

          2,600   Sykes Enterprises, Incorporated *                                           28,600

          2,300   Transaction Systems Architects, Inc. - Class A *                            35,650

          2,600   Valence Technology, Inc. *                                                  16,718

          2,100   Verity, Inc. *                                                              41,895

          9,000   Viasystems Group, Inc. *                                                    27,090

          3,200   Wave Systems Corp. - Class A *                                              17,184

         11,200   Western Digital Corporation *                                               44,800
                                                                                          ----------
                                                                                           2,345,322
                                                                                          ----------

                  MATERIALS - 3.5%
          4,400   Airgas, Inc. *                                                              52,360

          6,800   AK Steel Holding Corporation                                                85,272

          1,100   Brush Engineered Materials Inc.                                             17,600

          1,500   Carpenter Technology Corporation                                            43,935

          1,000   Chesapeake Corporation                                                      24,750

          2,800   ESS Technology, Inc. *                                                      29,680

          3,600   Gaylord Container Corporation - Class A *                                    3,780

          2,000   Georgia Gulf Corporation                                                    31,000

          1,000   H. B. Fuller Company                                                        49,900

          2,900   Olin Corporation                                                            49,271

          2,600   Stillwater Mining Company *                                                 76,050

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
              Portfolio of Investments - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


         Shares                                                                              Value
         ------                                                                              -----
                  MATERIALS (CONTINUED)
         2,900    Ventro Corporation *                                                   $   1,160

         4,100    W. R. Grace & Co. *                                                        7,175

         3,263    Wausau-Mosinee Paper Corporation                                          42,060
                                                                                         ---------
                                                                                           513,993
                                                                                         ---------

                  TELECOMMUNICATION SERVICES - 2.1%
          2,000   ANADIGICS, Inc. *                                                         46,000

          2,400   FreeMarkets, Inc. *                                                       48,000

          2,300   IDT Corporation *                                                         31,050

          3,500   Intermedia Communications Inc. *                                          52,150

          1,600   Leap Wireless International, Inc. *                                       48,480

         13,100   Liberty Digital, Inc. - Class A *                                         79,779

          5,100   TALK America Holdings, Inc. *                                              4,794

          3,500   Viatel, Inc. *                                                               315
                                                                                         ---------
                                                                                           310,568
                                                                                         ---------

                  UTILITIES - 5.1%
          5,200   ALLETE, Inc.                                                             117,000

          1,100   CH Energy Group, Inc.                                                     48,345

          4,275   MDU Resources Group, Inc.                                                135,261

          1,700   Northwest Natural Gas Company                                             42,330

          3,600   ONEOK, Inc.                                                               70,920

          2,700   Public Service Company of New Mexico                                      86,670

          2,200   Southwest Gas Corporation                                                 52,096

          1,700   UGI Corporation                                                           45,900

          1,980   UniSource Energy Corporation                                              45,481

          4,400   Western Resources, Inc.                                                   94,600
                                                                                      ------------
                                                                                           738,603
                                                                                      ------------


                  Total common stocks (cost $16,424,847)                                14,524,840

                  OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%                             122,517
                                                                                      ------------

                                                                                      $ 14,647,357
                  NET ASSETS - 100.0%                                                 ============


                  *  Non-income producing.


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
         Statement of Assets and Liabilities - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


ASSETS:
Common stocks, at value (cost $16,424,847)                                                  $   14,524,840

Cash                                                                                                88,618

Receivable for investments sold                                                                     27,000

Dividends and interest receivable                                                                    8,224

Other assets                                                                                        15,100
                                                                                            --------------
   Total assets                                                                                 14,663,782
                                                                                            --------------

LIABILITIES:
Payable for Fund shares redeemed                                                                     2,296

Other accrued expenses and liabilities                                                              14,129
                                                                                            --------------
   Total liabilities                                                                                16,425
                                                                                            --------------

NET ASSETS                                                                                  $   14,647,357
                                                                                            ==============


NET ASSETS CONSIST OF:
Paid-in capital                                                                             $   17,508,271

Accumulated net investment loss                                                                    (38,760)

Accumulated net realized loss on investment transactions                                          (922,147)

Net unrealized depreciation on investments                                                      (1,900,007)
                                                                                            --------------
   Net assets                                                                               $   14,647,357
                                                                                            ==============

FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                                            1,594,288
                                                                                            --------------

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE                                                               $         9.19
                                                                                            ==============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
  Statement of Operations - For the Six Months Ended June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------


INVESTMENT INCOME:
Dividends                                                                                     $     69,361
Interest                                                                                             3,314
                                                                                              ------------
   Total investment income                                                                          72,675
                                                                                              ------------

EXPENSES:
Investment advisory and management fees                                                             66,863
Transfer agent and accounting fees                                                                  39,205
Registration fees                                                                                   10,438
Custodian fees                                                                                       8,859
Reports to shareholders                                                                              7,797
Professional fees                                                                                    6,280
Trustees' fees                                                                                       5,601
Insurance expense                                                                                    1,118
Other expenses                                                                                       3,089
                                                                                              ------------
   Total expenses                                                                                  149,250
Fees waived                                                                                        (37,815)
                                                                                              ------------
   Net expenses                                                                                    111,435
                                                                                              ------------

NET INVESTMENT LOSS                                                                                (38,760)
                                                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions                                                      (725,130)
Net change in unrealized appreciation/depreciation on investments                                1,087,571
                                                                                              ------------
   Net realized and unrealized gain on investments                                                 362,441
                                                                                              ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                                    $    323,681
                                                                                              ============


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                        Six Months
                                                                          Ended             Year Ended
                                                                      June 30, 2001        December 31,
                                                                       (Unaudited)             2000
                                                                      -------------        ------------
FROM OPERATIONS:
Net investment loss                                                    $    (38,760)        $     (68,049)
Net realized gain (loss) on investment transactions                        (725,130)            4,425,844
Net change in unrealized appreciation/depreciation on investments         1,087,571            (5,876,484)
                                                                       ------------         -------------
   Net increase (decrease) in net assets from operations                    323,681            (1,518,689)
                                                                       ------------         -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gain on investment transactions                             --               (4,425,844)
In excess of net realized gain on investment transactions                     --                  (48,792)
                                                                       ------------         -------------
   Decrease in net assets from distributions to shareholders                  --               (4,474,636)
                                                                       ------------         -------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                  626,290              9,390,436
Net asset value of shares issued in reinvestment of
   distributions to shareholders                                              --                4,383,869
Payments for shares redeemed                                             (2,072,965)          (10,057,758)
                                                                      ------------          -------------
   Net increase (decrease) in net assets from Fund
     shares transactions                                                 (1,446,675)            3,716,547
                                                                       ------------         -------------

NET DECREASE IN NET ASSETS                                               (1,122,994)           (2,276,778)

NET ASSETS:
Beginning of period                                                      15,770,351            18,047,129
                                                                       ------------         -------------
End of period                                                          $ 14,647,357         $  15,770,351
                                                                       ============         =============

FUND SHARE TRANSACTIONS:
Shares sold                                                                  75,127               674,068
Shares issued in reinvestment of distributions to shareholders                --                  487,639
Shares redeemed                                                            (235,055)             (728,548)
                                                                       ------------         -------------
   Net increase (decrease) in Fund shares outstanding                      (159,928)              433,159
Shares outstanding, beginning of period                                   1,754,216             1,321,057
                                                                       ------------         -------------
Shares outstanding, end of period                                         1,594,288             1,754,216
                                                                       ============         =============



                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
          Financial Highlights - Per Share Data for a Share Outstanding
                             Throughout Each Period
--------------------------------------------------------------------------------


                                       Six Months
                                          Ended
                                        June 30,                                  YEAR ENDED DECEMBER 31,
                                          2001             ------------------------------------------------------------------
                                       (UNAUDITED)            2000         1999           1998          1997           1996
                                       -----------         --------      --------       --------      --------      ---------
BEGINNING NET ASSET VALUE              $     8.99          $  13.66      $  11.53       $  13.48      $  12.06      $  11.05
                                       ----------          --------      --------       --------      --------      --------

INVESTMENT OPERATIONS:
Net investment income (loss)                (0.02)            (0.04)       (0.05)          (0.05)        (0.02)         0.01
                                       ----------          --------      --------       --------      --------      --------
Net gain (loss) on investments               0.22             (1.10)        3.39           (0.41)         2.51          1.87
                                       ----------          --------      --------       --------      --------      --------
   Total from investment operations          0.20             (1.14)        3.34           (0.46)         2.49          1.88
                                       ----------          --------      --------       --------      --------      --------

DISTRIBUTIONS:
Dividends from net investment income          --                --            --            --            --           (0.01)
Distributions from net realized gain                          (3.49)       (1.21)          (1.45)        (1.07)        (0.86)
Distributions in excess of net
  realized gain                                               (0.04)         --            (0.04)         --             --
                                       ----------          --------      --------       --------      --------      --------
   Total distributions                        --              (3.53)       (1.21)          (1.49)        (1.07)        (0.87)
                                       ----------          --------      --------       --------      --------      --------

ENDING NET ASSET VALUE                 $     9.19          $   8.99      $ 13.66        $  11.53      $  13.48      $  12.06
                                       ==========          ========      =======        ========      ========      =======

TOTAL RETURN                                 2.22%(2)         (8.34%)      29.13%          (3.40%)       20.64%        17.04%


ENDING NET ASSETS (000's)              $   14,647          $ 15,770      $ 18,047       $ 14,128      $ 15,811      $ 10,921

AVERAGE NET ASSETS RATIOS:
Net expenses                                 1.50%(1)          1.50%         1.47%          1.50%         1.50%         1.50%
Net investment income (loss)                (0.52%)(1)        (0.37%)       (0.43%)        (0.42%)       (0.19%)        0.03%

PORTFOLIO TURNOVER RATE                        11%(2)            70%           64%            30%           32%           20%


(1)  Annualized.
(2)  Unannualized.


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
            Notes to Financial Statements - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of three diversified mutual funds. The financial statements of the Gateway Small Cap Index Fund (the Fund) are included in this report. The primary investment objective of the Fund is long-term growth of capital. The Fund attempts to achieve its investment objective primarily by investing in the 250 stocks included in the Wilshire Small Cap Index and, at times, by purchasing put or call options on an index. The financial statements of the Gateway Fund and the Cincinnati Fund(R) are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies:

INVESTMENTS VALUATION -- The Fund normally values common stocks at the last reported sales price as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time) or, if not traded on a particular day, at the average of the closing bid and asked quotations. The Fund values option contracts at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the Board of Trustees.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually.

FEDERAL INCOME TAXES -- The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

At June 30, 2001, the cost of common stock for federal income tax purposes was $16,508,838; gross unrealized appreciation and gross unrealized depreciation totaled $3,158,913 and $5,142,911, respectively. The difference between the federal income tax cost of common stock and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

REPURCHASE AGREEMENTS -- The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
            Notes to Financial Statements - June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.   TRANSACTIONS WITH AFFILIATES
The Fund pays the Adviser an investment advisory and management fee computed at an annual rate of 0.90% of the first $50 million of the Fund's average daily net assets, 0.70% of the next $50 million and 0.60% of all such assets over $100 million.

The Adviser provides shareholder, transfer, dividend disbursing, accounting and administrative services to the Fund. The Fund compensates the Adviser for these services at a fixed rate of $4,000 per month, plus the greater of $2,500 per month or an annual rate of 0.20% of the Fund's average daily net assets.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 2.00% of the Fund's average daily net assets, the advisory contract requires the Adviser to waive some or all of its fee as necessary to limit the Fund's expenses to this level. For 2001, the Adviser further committed to waive some or all of its fee if the Fund's expense ratio exceeded 1.50%. Any waiver, however, cannot exceed the aggregate advisory fee paid by the Fund for the applicable year. Accordingly, for the six months ended June 30, 2001, the Adviser waived investment advisory and management fees of $37,815.

At June 30, 2001, the Adviser held approximately 39% of the Fund's shares outstanding in a fiduciary capacity.

3.   INVESTMENT TRANSACTIONS
For the six months ended June 30, 2001, cost of purchases and proceeds from sales of investment securities (excluding short-term investments) totaled $1,614,525 and $2,836,127, respectively.

The Fund may buy put or call options on stock indexes. The purchase of options involves the risk of loss of all or part of the cash paid for the options. The value of purchased puts increases to offset declines and decreases to offset rises in portfolio value. The value of purchased calls increases as the value of the underlying index increases. No put or call options on stock indexes were bought by the Fund during the six months ended June 30, 2001.

4.   BANK LINE OF CREDIT
The Fund has an uncommitted $1,000,000 bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, which expires October 31, 2001, bear interest at the bank's prime rate minus 0.50%. There are no fees associated with maintaining this facility. For the six months ended June 30, 2001, there were no borrowings on this line of credit.

5.   SUBSEQUENT EVENT
On August 14, 2001, the Board of Trustees of the Trust approved the termination of the Fund and the liquidation of the Fund's net assets. A short-term capital gain distribution of $6,531 or $0.004112 per share and a long-term capital gain distribution of $9,356 or $0.005890 per share was declared and paid on August 14, 2001. The Fund will cease operations on August 31, 2001.



--------------------------------------------------------------------------------

                                               [CINCINNATI FUND LOGO]

















                                                        SEMI-ANNUAL REPORT
       [CINCINNATI FUND LOGO]                             JUNE 30, 2001
P.O. BOX 5211 CINCINNATI, OHIO 45201-5211                 (UNAUDITED)
          (800) 354-5525

                               CINCINNATI FUND(R)
------------------ Total Returns - June 30, 2001 (Unaudited) ------------------


                                                           AVERAGE ANNUAL TOTAL RETURN
                                                    ------------------------------------------

                                                       One     Three    Five   Since Inception   Price
                                                      Year     Years    Years    on 11/7/94    Per Share
                                                      ----     -----    -----    ----------    ---------

  CINCINNATI FUND(R)                                  12.92%    1.93%    10.02%    13.93%         $19.39

  Salomon Broad Investment-Grade
     Medium-Term (1-10) Index                         11.17     6.58      7.26

  S&P 500 Index                                      (14.82)    3.89     14.47

  Russell 2000 Index                                   0.68     5.32      9.63


                                                              CUMULATIVE TOTAL RETURN
                                                    ------------------------------------------

                                                        One    Three    Five   Since Inception
                                                       Year    Years    Years     On 11/7/94
                                                       ----    -----    -----     ----------

  CINCINNATI FUND(R)                                  12.92%    5.91%    61.19%    138.05%

  Salomon Broad Investment-Grade
      Medium-Term (1-10) Index                        11.17    21.08      42.00

  S&P 500 Index                                      (14.82)   12.14      96.57

  Russell 2000 Index                                   0.68    16.82      58.33




   Data sources throughout this report: Gateway Investment Advisers, L.P. and
                                   TowersData

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

        This report must be preceded by or accompanied by a prospectus.


--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
------------------------------ Chairman's Letter ------------------------------

Dear Shareholder:

         Greater Cincinnati has long been characterized by the classic American virtues of hard work, honesty and fair play. Its businesses have focused on the profitable manufacture and delivery of basic products and services to consumers and industries throughout the world. The stocks representing many of these local companies are held in the Cincinnati Fund(R). In the first half of 2001, investors rediscovered these values.

         On the following pages please read Patrick Rogers's Portfolio Manager's Report on the Fund's first half results. He and his team constantly focus attention on the full representation of the Greater Cincinnati business community in the Fund's portfolio.

         As the Federal Reserve Board has moved to reduce interest rates in the first half, businesses in general have benefited. The Cincinnati Fund benefited particularly, as the local business community is home to many respected financial institutions.

         While general business conditions remain uncertain, the basic conservatism of most Greater Cincinnati companies helps to both preserve principal and reassure investors. Collectively, investors have reflected that assurance by concentrating support for Cincinnati's conservative companies in the first half of 2001.

                                                Cordially,

                                                /s/ Walter G. Sall

                                                Walter G. Sall
                                                Chairman

--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
-------------------------- Portfolio Manager's Report --------------------------

         Although the first half of this year and certainly the trailing twelve months have been difficult for most investors, I am pleased to report on the excellent trailing one-year return of 12.92% delivered by the Cincinnati Fund(R) during this latest bear market.

-------------------------------------------------------------------------------
                            Trailing One-Year Returns
                               Ended June 30, 2001
-------------------------------------------------------------------------------
                                   CINCINNATI     S&P 500      RUSSELL 2000
                                      FUND          INDEX         INDEX
-------------------------------------------------------------------------------
3rd  quarter 2000                      5.59%       (0.97%)         1.11%
4th  quarter 2000                      2.92%       (7.82%)        (6.91%)
1st  quarter 2001                     (5.57%)     (11.85%)        (6.51%)
2nd quarter 2001                      10.05%        5.85%         14.41%
TRAILING ONE-YEAR RETURNS             12.92%      (14.82%)         0.68%
-------------------------------------------------------------------------------

         The Cincinnati area's mix of "old economy" manufacturing firms and small-to-mid-sized publicly traded stocks have led the Cincinnati Fund's strong performance. In addition, the Tristate's minimal exposure to the technology sector has insulated the Fund from the dramatic sell-off which occurred in that sector of the market.

       -----------------------------------------------------------------
                              Top Five Performers
                           January 1 - June 30, 2001
                            (price appreciation only)
       -----------------------------------------------------------------
        Duramed Pharmaceuticals                           435.03%
        Midland Company                                    60.36%
        A. K. Steel Holding Corporation                    43.31%
        Ohio Casualty Corporation                          29.50%
        Clear Channel Communications, Inc.                 29.45%
       -----------------------------------------------------------------

--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
-------------------------- Portfolio Manager's Report --------------------------


    ---------------------------------------------------------------------
                                Top Ten Holdings
                               As of June 30, 2001
    ---------------------------------------------------------------------
                                                     Percentage
                   Stocks                          Of Net Assets
    ---------------------------------------------------------------------
    Fifth Third Bancorp                                     6.34%
    Procter & Gamble Company                                5.36%
    Kroger Co.                                              5.23%
    Cinergy Corp.                                           4.87%
    Broadwing Inc.                                          4.76%
    Cintas Corporation                                      4.51%
    General Electric Company                                4.46%
    U. S. Bancorp                                           4.19%
    Provident Financial Group, Inc.                         4.18%
    E. W. Scripps Company - Class A                         4.00%
    ---------------------------------------------------------------------

         Once again, we are quite pleased with the Cincinnati Fund's performance during these difficult times in the market. We appreciate your support and will continue to work hard to retain your confidence.



                                  /s/ Patrick Rogers
                                  Patrick Rogers, CFA
                                  Portfolio Manager

--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
-------------------------- Portfolio Manager's Report --------------------------

                                    [GRAPH]

                         GROWTH OF A $10,000 INVESTMENT
                November 7, 1994 (inception date) - June 30, 2001

--------------------------------------------------------------
   CINCINNATI FUND       S&P 500 INDEX    RUSSELL 2000 INDEX
--------------------------------------------------------------
      $10,000.00          $10,000.00          $10,000.00
--------------------------------------------------------------
      $9,780.00            $9,635.80          $9,596.00
--------------------------------------------------------------
      $9,910.00            $9,778.70          $9,854.13
--------------------------------------------------------------
      $10,070.00          $10,032.26          $9,729.97
--------------------------------------------------------------
      $10,350.00          $10,422.52          $10,134.74
--------------------------------------------------------------
      $10,620.00          $10,730.08          $10,309.05
--------------------------------------------------------------
      $10,930.00          $11,045.55          $10,537.92
--------------------------------------------------------------
      $11,290.03          $11,486.27          $10,719.17
--------------------------------------------------------------
      $11,650.07          $11,753.09          $11,275.49
--------------------------------------------------------------
      $12,099.77          $12,142.12          $11,924.96
--------------------------------------------------------------
      $12,310.30          $12,172.60          $12,171.81
--------------------------------------------------------------
      $12,739.93          $12,686.28          $12,389.68
--------------------------------------------------------------
      $12,689.93          $12,640.99          $11,835.86
--------------------------------------------------------------
      $13,169.61          $13,194.66          $12,332.97
--------------------------------------------------------------
      $13,407.98          $13,448.79          $12,658.56
--------------------------------------------------------------
      $13,459.07          $13,906.59          $12,644.64
--------------------------------------------------------------
      $13,918.97          $14,035.50          $13,039.15
--------------------------------------------------------------
      $14,542.26          $14,170.67          $13,305.15
--------------------------------------------------------------
      $14,552.44          $14,379.54          $14,016.97
--------------------------------------------------------------
      $14,920.33          $14,749.10          $14,569.24
--------------------------------------------------------------
      $14,767.10          $14,805.29          $13,970.45
--------------------------------------------------------------
      $13,929.80          $14,151.19          $12,750.83
--------------------------------------------------------------
      $14,542.99          $14,449.64          $13,491.65
--------------------------------------------------------------
      $15,156.12          $15,261.71          $14,019.17
--------------------------------------------------------------
      $14,869.98          $15,682.63          $13,803.28
--------------------------------------------------------------
      $15,922.62          $16,866.67          $14,371.97
--------------------------------------------------------------
      $16,087.10          $16,532.54          $14,748.52
--------------------------------------------------------------
      $16,452.76          $17,564.17          $15,043.49
--------------------------------------------------------------
      $16,619.92          $17,702.93          $14,679.44
--------------------------------------------------------------
      $16,275.23          $16,977.11          $13,986.57
--------------------------------------------------------------
      $16,515.45          $17,988.94          $14,025.73
--------------------------------------------------------------
      $17,183.99          $19,082.67          $15,585.39
--------------------------------------------------------------
      $17,821.18          $19,937.57          $16,254.00
--------------------------------------------------------------
      $18,730.06          $21,522.61          $17,009.81
--------------------------------------------------------------
      $18,301.70          $20,316.91          $17,399.34
--------------------------------------------------------------
      $19,315.06          $21,428.25          $18,672.97
--------------------------------------------------------------
      $19,158.42          $20,711.69          $17,853.23
--------------------------------------------------------------
      $19,889.70          $21,670.43          $17,737.18
--------------------------------------------------------------
      $20,749.33          $22,042.51          $18,047.58
--------------------------------------------------------------
      $20,608.23          $22,284.98          $17,762.43
--------------------------------------------------------------
      $21,723.34          $23,892.17          $19,075.07
--------------------------------------------------------------
      $22,881.20          $25,115.69          $19,860.97
--------------------------------------------------------------
      $22,640.72          $25,368.36          $19,970.20
--------------------------------------------------------------
      $22,006.55          $24,932.27          $18,893.81
--------------------------------------------------------------
      $22,476.61          $25,945.02          $18,933.49
--------------------------------------------------------------
      $21,689.48          $25,670.01          $17,399.87
--------------------------------------------------------------
      $18,672.26          $21,963.26          $14,020.82
--------------------------------------------------------------
      $19,361.08          $23,370.22          $15,118.65
--------------------------------------------------------------
      $20,858.85          $25,271.16          $15,735.49
--------------------------------------------------------------
      $21,667.75          $26,802.84          $16,560.03
--------------------------------------------------------------
      $23,216.78          $28,347.22          $17,585.09
--------------------------------------------------------------
      $23,116.49          $29,532.70          $17,818.98
--------------------------------------------------------------
      $22,581.80          $28,614.83          $16,375.64
--------------------------------------------------------------
      $22,370.21          $29,759.71          $16,631.10
--------------------------------------------------------------
      $23,473.06          $30,912.30          $18,121.24
--------------------------------------------------------------
      $23,294.90          $30,182.46          $18,385.82
--------------------------------------------------------------
      $23,239.23          $31,857.59          $19,216.85
--------------------------------------------------------------
      $22,760.27          $30,863.63          $18,690.31
--------------------------------------------------------------
      $21,902.43          $30,709.31          $17,998.77
--------------------------------------------------------------
      $20,832.94          $29,867.57          $18,002.37
--------------------------------------------------------------
      $21,745.42          $31,757.59          $18,074.38
--------------------------------------------------------------
      $21,801.09          $32,403.22          $19,153.42
--------------------------------------------------------------
      $22,256.73          $34,311.77          $21,321.59
--------------------------------------------------------------
      $21,212.89          $32,589.32          $20,978.31
--------------------------------------------------------------
      $19,653.74          $31,973.38          $24,441.83
--------------------------------------------------------------
      $21,707.56          $35,100.38          $22,831.11
--------------------------------------------------------------
      $21,785.70          $34,043.86          $21,456.68
--------------------------------------------------------------
      $21,739.95          $33,345.96          $20,205.76
--------------------------------------------------------------
      $21,079.06          $34,169.60          $21,967.70
--------------------------------------------------------------
      $20,967.34          $33,636.56          $21,260.34
--------------------------------------------------------------
      $22,323.93          $35,725.39          $22,882.50
--------------------------------------------------------------
      $22,256.96          $33,839.09          $22,209.76
--------------------------------------------------------------
      $22,021.03          $33,696.96          $21,219.20
--------------------------------------------------------------
      $21,582.81          $31,041.64          $19,039.99
--------------------------------------------------------------
      $22,905.84          $31,193.75          $20,675.52
--------------------------------------------------------------
      $23,212.78          $32,301.12          $21,752.72
--------------------------------------------------------------
      $22,353.91          $29,358.49          $20,325.74
--------------------------------------------------------------
      $21,629.64          $27,500.10          $19,331.81
--------------------------------------------------------------
      $22,538.08          $29,634.11          $20,843.56
--------------------------------------------------------------
      $23,937.70          $29,832.66          $21,356.31
--------------------------------------------------------------
      $23,803.65          $29,107.72          $22,116.59
--------------------------------------------------------------

                -----------------------------------------------
                                CINCINNATI FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                              AS OF JUNE 30, 2001
                -----------------------------------------------
                One Year                                12.92%
                -----------------------------------------------
                Five Years                              10.02%
                -----------------------------------------------
                Life of Fund                            13.93%
                -----------------------------------------------

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
------------- Portfolio of Investments - June 30, 2001 (Unaudited) -------------

      Shares                                                                                        Value
      -------                                                                                       ------
                  COMMON STOCKS - 97.4%
                  CONSUMER DISCRETIONARY - 17.8%
        7,422     Clear Channel Communications, Inc. *                                          $  465,359
        6,900     E. W. Scripps Company - Class A                                                  476,100
        5,000     Federated Department Stores, Inc. *                                              212,500
       12,558     Ford Motor Company                                                               308,299
        6,490     Frisch's Restaurants, Inc.                                                        89,887
        2,300     Gannett Co., Inc.                                                                151,570
        1,600     General Motors Corporation                                                       102,960
        3,800     Harte-Hanks, Inc.                                                                 94,088
       15,025     Pomeroy Computer Resources, Inc. *                                               225,375
                                                                                          ----------------
                                                                                                 2,126,138
                                                                                          ----------------

                  CONSUMER STAPLES - 10.7%
        8,800     Chiquita Brands International, Inc. *                                             12,496
       24,900     Kroger Co. *                                                                     622,500
       10,000     Procter & Gamble Company                                                         638,000
                                                                                          ----------------
                                                                                                 1,272,996
                                                                                          ----------------

                  ENERGY - 1.6%
        4,700     Ashland Inc.                                                                     188,470
                                                                                          ----------------

                  FINANCIALS - 27.5%
        8,300     American Financial Group, Inc.                                                   251,490
       10,529     Cincinnati Financial Corporation                                                 415,895
       11,300     Duke Realty Corporation                                                          280,805
       12,572     Fifth Third Bancorp                                                              754,949
        2,046     First Financial Bancorp                                                           34,946
        2,300     Great American Financial Resources, Inc.                                          41,492
        3,804     KeyCorp                                                                           99,094
        5,600     Midland Company                                                                  249,200
        3,000     Ohio Casualty Corporation *                                                       38,850
        1,700     PNC Financial Services Group, Inc.                                               111,843
       15,125     Provident Financial Group, Inc.                                                  497,915
       21,900     U. S. Bancorp                                                                    499,101
                                                                                          ----------------
                                                                                                 3,275,580
                                                                                          ----------------


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
------------- Portfolio of Investments - June 30, 2001 (Unaudited) -------------


       Shares                                                                                     Value
       ------                                                                                     -----
                  HEALTH CARE - 5.5%
        2,700     Duramed Pharmaceuticals, Inc. *                                                $   48,303
        7,600     Johnson & Johnson                                                                 380,000
        4,700     Kendle International Inc. *                                                        94,188
        9,522     Meridian Bioscience, Inc.                                                          49,514
        4,000     Omnicare, Inc.                                                                     80,800
                                                                                           ----------------
                                                                                                    652,805
                                                                                           ----------------

                  INDUSTRIALS - 23.0%
       11,800     Chemed Corporation                                                                426,452
       11,600     Cintas Corporation                                                                536,500
       13,200     Convergys Corporation *                                                           399,300
        3,700     Delta Air Lines, Inc.                                                             163,096
       10,900     General Electric Company                                                          531,375
       19,700     LSI Industries Inc.                                                               460,783
       14,100     Milacron Inc.                                                                     220,947
                                                                                           ----------------
                                                                                                  2,738,453
                                                                                           ----------------

                  MATERIALS - 1.4%
        2,000     AK Steel Holding Corporation                                                       25,080
        4,000     Multi-Color Corporation *                                                          59,800
        6,000     NS Group, Inc. *                                                                   80,100
                                                                                           ----------------
                                                                                                    164,980
                                                                                           ----------------

                  TELECOMMUNICATION SERVICES - 5.0%
        1,300     AT&T Corp.                                                                         28,600
       23,200     Broadwing Inc. *                                                                  567,240
                                                                                           ----------------
                                                                                                    595,840
                                                                                           ----------------

                  UTILITIES - 4.9%
       16,600     Cinergy Corp.                                                                     580,170
                                                                                           ----------------

                     Total common stocks (cost $6,648,974)                                       11,595,432
                                                                                           ----------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
------------- Portfolio of Investments - June 30, 2001 (Unaudited) -------------



                                                                                          Value
                                                                                          -----
                  REPURCHASE AGREEMENT - 2.5% **
                  3.15% repurchase agreement with Firstar Bank, N.A.,
                     dated June 29, 2001, due July 2, 2001
                     (repurchase proceeds $299,078)                                           $   299,000
                                                                                          ----------------

                     Total common stocks and repurchase agreement                              11,894,432

                  OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                     12,574
                                                                                          ----------------

                  NET ASSETS - 100.0%                                                         $11,907,006
                                                                                          ================



                  *  Non-income producing.
                  ** Repurchase agreement fully collateralized by U.S.
                     Government Agency obligations.



                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
------- Statement of Assets and Liabilities - June 30, 2001 (Unaudited) -------


ASSETS:
Common stocks, at value (cost $6,648,974)                         $11,595,432
Repurchase agreement                                                  299,000
Dividends and interest receivable                                      11,526
Receivable for Fund shares sold                                           800
Other assets                                                            6,510
                                                                  -----------
                                                                   11,913,268
   Total assets                                                   -----------

LIABILITIES:
Payable for Fund shares redeemed                                        1,784
Other accrued expenses and liabilities                                  4,478
                                                                  -----------
   Total liabilities                                                    6,262
                                                                  -----------
NET ASSETS                                                        $11,907,006
                                                                  ===========
NET ASSETS CONSIST OF:
Paid-in capital                                                   $ 6,540,881
Undistributed net investment income                                       206
Accumulated net realized gain on investment transactions              419,461
Net unrealized appreciation on investments                          4,946,458
                                                                  -----------
   Net assets                                                     $11,907,006
                                                                  ===========
FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                 614,177
                                                                  ===========
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE                                     $     19.39
                                                                  ===========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
--Statement of Operations - For the Six Months Ended June 30, 2001 (Unaudited)--


INVESTMENT INCOME:
Dividends                                                             $  91,485
Interest                                                                  6,461
                                                                      ---------
   Total investment income                                               97,946
                                                                      ---------


EXPENSES:
Transfer agent and accounting fees                                       38,891
Investment advisory and management fees                                  28,627
Reports to shareholders                                                   7,709
Professional fees                                                         5,693
Trustees' fees                                                            5,323
Custodian fees                                                            4,656
Registration fees                                                         2,394
Insurance expense                                                         1,743
Other expenses                                                            3,015
                                                                      ---------
   Total expenses                                                        98,051
                                                                      ---------

NET INVESTMENT LOSS                                                        (105)
                                                                      ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investment transactions                            409,318
                                                                      ---------
Net increase in unrealized appreciation on investments                   36,109
                                                                      ---------
   Net realized and unrealized gain on investments                      445,427
                                                                      ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $ 445,322
                                                                      =========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
--------------------- Statements of Changes in Net Assets ---------------------

                                                                                     Six Months Ended
                                                                                      June 30, 2001     Year Ended
                                                                                        (Unaudited)  December 31, 2000
                                                                                       ------------     ------------
FROM OPERATIONS:
Net investment income (loss)                                                           $       (105)    $     24,816
Net realized gain on investment transactions                                                409,318        1,010,689
Net increase (decrease) in unrealized appreciation on                                        36,109         (973,118)
                                                                                       ------------     ------------
   Net increase in net assets from operations                                               445,322           62,387
                                                                                       ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                                       --          (25,920)
From net realized gain on investment transactions                                                --       (1,000,724)
                                                                                       ------------     ------------
   Decrease in net assets from distributions to shareholders                                     --       (1,026,644)
                                                                                       ------------     ------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                                   173,712          495,473
Net asset value of shares issued in reinvestment of
   distributions to shareholders                                                                 --        1,007,725
Payments for shares redeemed                                                               (594,117)      (8,536,786)
                                                                                       ------------     ------------
   Net decrease in net assets from Fund shares transactions                                (420,405)      (7,033,588)
                                                                                       ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS                                                        24,917       (7,997,845)


NET ASSETS:
Beginning of period                                                                      11,882,089       19,879,934
                                                                                       ------------     ------------
End of period                                                                          $ 11,907,006     $ 11,882,089
                                                                                       ============     ============

UNDISTRIBUTED NET INVESTMENT INCOME                                                    $        206     $        311
                                                                                       ============     ============

FUND SHARE TRANSACTIONS:
Shares sold                                                                                   9,523           26,281
Shares issued in reinvestment of distributions to shareholders                                   --           54,004
Shares redeemed                                                                             (32,143)        (445,532)
                                                                                       ------------     ------------
   Net decrease in Fund shares outstanding                                                  (22,620)        (365,247)
Shares outstanding, beginning of period                                                     636,797        1,002,044
                                                                                       ------------     ------------
Shares outstanding, end of period                                                           614,177          636,797
                                                                                       ============     ============

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
-------- Financial Highlights - Per Share Data for a Share Outstanding --------

                                     Six Months
                                       Ended
                                      June 30,                    Year Ended December 31,
                                        2001         --------------------------------------------------------
                                     (Unaudited)      2000        1999       1998       1997           1996
                                       -------       -------     -------    -------    -------        ------
BEGINNING NET ASSET VALUE              $ 18.66       $ 19.84     $ 20.84    $ 18.98    $ 15.40        $13.12
                                       -------       -------     -------    -------    -------        ------

INVESTMENTS OPERATIONS:
Net investment income                       --          0.04        0.12       0.06       0.07          0.02
Net gain (loss) on investments            0.73          0.53       (0.98)      2.20       4.39          2.60
                                       -------       -------     -------    -------    -------        ------
   Total from investment operations       0.73          0.57       (0.86)      2.26       4.46          2.62
                                       -------       -------     -------    -------    -------        ------

DISTRIBUTIONS:
Dividends from net investment income        --         (0.04)      (0.12)     (0.06)     (0.07)        (0.02)
Distributions from net realized gain        --         (1.71)      (0.02)     (0.34)     (0.81)        (0.32)
                                       -------       -------     -------    -------    -------        ------
   Total distributions                      --         (1.75)      (0.14)     (0.40)     (0.88)        (0.34)
                                       -------       -------     -------    -------    -------        ------

ENDING NET ASSET VALUE                 $ 19.39       $ 18.66     $ 19.84    $ 20.84    $ 18.98        $15.40
                                       =======       =======     =======    =======    =======        ======

TOTAL RETURN                              3.91%(3)      2.92%      (4.13%)    11.89%     28.98%        19.98%

ENDING NET ASSETS (000's)              $11,907       $11,882     $19,880    $26,544    $17,527        $8,984

AVERAGE NET ASSET RATIOS:
Net expenses                              1.71%(2)      1.44%       1.28%      1.37%      1.69%(1)      2.00%
Net investment income                     0.00%(2)      0.17%       0.49%      0.30%      0.50%(1)      0.13%

PORTFOLIO TURNOVER RATE                      6%(3)         0%         22%         8%        17%           10%

(1) The ratio of net expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.01% in 1997 had the Adviser not voluntarily waived fees or reimbursed expenses.
(2) Annualized.
(3) Unannualized.


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
---------- Notes to Financial Statements - June 30, 2001 (Unaudited) ----------


  1.   SIGNIFICANT ACCOUNTING POLICIES
  The Gateway Trust (the Trust) is a family of three diversified mutual funds. The financial statements of the Cincinnati Fund (the Fund) are included in this report. The investment objective of the Fund is capital appreciation by investing in the stock of companies with an important business presence in the Greater Cincinnati Area. The financial statements of the Gateway Fund and the Gateway Small Cap Index Fund are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

  The following is a summary of the Fund's significant accounting policies:

  INVESTMENTS VALUATION -- The Fund normally values common stocks at the last reported sales price as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time) or, if not traded on a particular day, at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

  SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

  INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the Board of Trustees.

  DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually.

  FEDERAL INCOME TAXES -- The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

  At June 30, 2001, gross unrealized appreciation on common stocks totaled $4,986,902 and gross unrealized depreciation totaled $40,444, based on a $6,648,974 federal income tax cost of common stocks.

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                               CINCINNATI FUND(R)
---------- Notes to Financial Statements - June 30, 2001 (Unaudited) ----------


  REPURCHASE AGREEMENTS -- The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

  ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  2.   TRANSACTIONS WITH AFFILIATES
  The Fund pays the Adviser an investment advisory and management fee computed at an annual rate of 0.50% of the Fund's average daily net assets.

  The Adviser provides shareholder, transfer, dividend disbursing, accounting and administrative services to the Fund. The Fund compensates the Adviser for these services at a fixed rate of $4,000 per month, plus the greater of $2,500 per month or an annual rate of 0.20% of the Fund's average daily net assets.

  If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 2.00% of the Fund's average daily net assets, the advisory contract requires the Adviser to waive some or all of its fee as necessary to limit the Fund's expenses to this level.

  3.   INVESTMENT TRANSACTIONS
  For the six months ended June 30, 2001, cost of purchases and proceeds from sales of investment securities (excluding short-term investments) totaled $680,328 and $783,137, respectively.

  4.   BANK LINE OF CREDIT
  The Fund has an uncommitted $1,000,000 bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, which expires October 31, 2001, bear interest at the bank's prime rate minus 0.50%. There are no fees associated with maintaining this facility. For the six months ended June 30, 2001, there were no borrowings on this line of credit.

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


================================= Affordability ===============================


                       $1,000 Minimum Initial Investment

                      $500 Minimum Initial IRA Investment

                       $100 Minimum Additional Investment

                           No Annual Account Charges

                              No-Fee IRA Accounts


================================== Convenience ================================


                 Free Telephone Exchanges Between Gateway Funds

                          Automatic Investment Program

                         Systematic Withdrawal Program

                             Telephone Redemptions


================================== Flexibility ================================


      The Cincinnati Fund(R) is available for numerous investment options:

                                  Individuals

                                      IRAs

                                     Trusts

                                 Pension Plans

                                Gifts to Minors